2024 QUARTERLY REPORT
Russell Investment Funds
September 30, 2024
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 10
International Developed Markets Fund 23
Strategic Bond Fund 33
Global Real Estate Securities Fund 57
Notes to Schedules of Investments 61
Notes to Quarterly Report 63
Russell Investment Funds
Quarterly Report
September 30, 2024 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2024. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
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Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.4%
Consumer Discretionary - 13.8%
Amazon.com, Inc.(Æ)(Û) 112,930 21,042
Atmus Filtration Technologies, Inc. 18,080 679
AutoZone, Inc.(Æ) 392 1,235
BorgWarner, Inc. 5,146 187
Central Garden & Pet Co. Class A(Æ) 740 23
Chipotle Mexican Grill, Inc. Class A(Æ) 70,475 4,061
Comcast Corp. Class A 32,224 1,346
Costco Wholesale Corp. 4,825 4,278
Coupang, Inc.(Æ) 67,837 1,665
Dick's Sporting Goods, Inc. 2,057 429
Dollar General Corp. 13,077 1,106
Domino's Pizza, Inc. 1,704 733
DR Horton, Inc. 4,853 926
Duolingo, Inc.(Æ)(Ð) 497 140
eBay, Inc.(Ð) 33,784 2,200
Expedia Group, Inc.(Æ) 6,122 906
FactSet Research Systems, Inc. 1,072 493
Foot Locker, Inc. 6,697 173
Ford Motor Co. 38,152 403
Fox Corp. Class A 25,282 1,070
Garmin, Ltd. 4,254 749
General Motors Co.(Û) 91,996 4,125
Home Depot, Inc. (The) 3,639 1,475
Hubbell, Inc. Class B 1,462 626
KB Home(Û) 4,305 369
Lear Corp. 4,716 515
Lennar Corp. Class A(Û) 12,524 2,348
Leonardo DRS, Inc.(Æ) 6,320 178
Live Nation Entertainment, Inc.(Æ)(Ð) 15,557 1,703
Lowe's Cos., Inc. 13,938 3,775
Marriott International, Inc. Class A 3,653 908
McDonald's Corp. 7,248 2,207
MercadoLibre, Inc.(Æ) 94 193
Netflix, Inc. Class B(Æ) 1,767 1,253
News Corp. Class A 17,827 475
NVR, Inc.(Æ)(Û) 232 2,276
O'Reilly Automotive, Inc.(Æ) 2,162 2,490
PulteGroup, Inc. 5,491 788
Ross Stores, Inc. 4,440 668
Royal Caribbean Cruises, Ltd. 2,965 526
SharkNinja, Inc.(Û) 628 68
Sirius Xm Holdings, Inc. 33,034 781
Skechers USA, Inc. Class A(Æ) 5,128 343
Target Corp. 10,017 1,561
Tesla, Inc.(Æ) 11,015 2,882
Texas Roadhouse, Inc. Class A 3,989 705
TJX Cos., Inc. (The) 14,950 1,757
Tri Pointe Homes, Inc.(Æ) 6,737 305
TripAdvisor, Inc.(Æ) 27,446 398
Ulta Beauty, Inc.(Æ) 802 312
Walmart, Inc. 22,306 1,801
Walt Disney Co. (The) 12,584 1,211
Williams-Sonoma, Inc. 9,243 1,432
Wingstop, Inc. 1,820 757
85,055
Consumer Staples - 4.3%
Ambev SA - ADR(Æ) 295,903 722
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Archer-Daniels-Midland Co.(Û) 47,239 2,822
Boston Beer Co., Inc. Class A(Æ) 599 173
Church & Dwight Co., Inc. 7,003 733
Coca-Cola Co. (The) 19,769 1,421
Colgate-Palmolive Co. 6,513 676
Conagra Brands, Inc. 54,568 1,774
CVS Health Corp. 44,070 2,771
Hershey Co. (The) 3,342 641
Kenvue, Inc. 20,820 482
Kroger Co. (The) 57,210 3,278
Mondelez International, Inc. Class A 16,690 1,230
Monster Beverage Corp.(Æ) 44,201 2,306
PepsiCo, Inc. 6,546 1,113
Philip Morris International, Inc. 6,912 839
Pilgrim's Pride Corp.(Æ) 13,001 599
Procter & Gamble Co. (The) 11,897 2,061
Tyson Foods, Inc. Class A(Û) 48,934 2,914
26,555
Energy - 3.9%
Baker Hughes Co. 62,543 2,261
BP PLC - ADR 41,129 1,291
Canadian Natural Resources, Ltd. 21,750 722
Chevron Corp. 14,824 2,183
Coterra Energy, Inc. 27,269 653
CVR Energy, Inc.(Ð) 1,000 23
Devon Energy Corp. 10,979 430
Eaton Corp. PLC 9,070 3,006
EOG Resources, Inc. 6,741 829
Exxon Mobil Corp. 42,883 5,027
First Solar, Inc.(Æ) 1,969 491
HF Sinclair Corp.(Û) 5,907 263
Kinder Morgan, Inc. 32,143 710
Magna International, Inc. Class A 18,470 758
Marat hon Petroleum Corp. 3,807 620
Occidental Petroleum Corp. 5,861 302
Phillips 66 4,678 615
Shell PLC - ADR 16,691 1,101
TechnipFMC PLC.(Û) 20,535 539
Valero Energy Corp.(Û)(Ð) 14,453 1,952
Williams Cos., Inc. (The) 11,962 546
24,322
Financial Services - 13.4%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust 18,759 1,777
Affiliated Managers Group, Inc. 2,922 520
Aflac, Inc. 9,110 1,018
Alliance Data Systems Corp. 9,852 469
Allstate Corp. (The)(Û) 14,476 2,745
Ally Financial, Inc.(Û) 15,497 552
American Express Co. 9,965 2,702
American Tower Corp.(ö) 3,066 713
Ameriprise Financial, Inc. 3,031 1,424
Annaly Capital Management, Inc.(ö) 52,004 1,044
Apollo Global Management, Inc. 13,351 1,668
Axis Capital Holdings, Ltd. 7,377 587
Bank of America Corp. 69,713 2,766
Bank of New York Mellon Corp. (The)(Û) 30,060 2,160
Berkshire Hathaway, Inc. Class B(Æ) 1,814 835

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BlackRock, Inc. Class A 671 637
BOK Financial Corp. 3,284 344
Brighthouse Financial, Inc.(Æ) 7,523 339
Camden Property Trust(ö) 11,197 1,383
Carlyle Group, Inc. (The) 43,177 1,859
CBRE Group, Inc. Class A(Æ) 4,195 522
Chubb, Ltd. 3,070 885
Cincinnati Financial Corp. 3,921 534
Citigroup, Inc. 60,382 3,780
CNO Financial Group, Inc. 3,829 134
Comerica, Inc.(Û) 11,958 716
Corebridge Financial, Inc. 42,133 1,229
Cullen/Frost Bankers, Inc.(Û) 3,892 435
Equinix, Inc.(ö) 955 848
Equity Commonwealth(Æ)(ö) 15,309 305
Essex Property Trust, Inc.(Ð)(ö) 4,707 1,391
Evercore, Inc. Class A 3,018 765
First American Financial Corp. 10,043 663
Gaming and Leisure Properties, Inc.(ö) 14,134 727
Genworth Financial, Inc. Class A(Æ) 3,500 24
Goldman Sachs Group, Inc. (The) 1,687 835
Hanover Insurance Group, Inc. (The) 3,366 499
Hartford Financial Services Group, Inc. 5,545 652
Howard Hughes Corp. (The)(Æ)(Ð) 12,184 943
Interactive Brokers Group, Inc. Class A(Û) 5,336 744
Intercontinental Exchange, Inc. 4,192 673
InvenTrust Properties Corp.(ö) 3,220 91
Janus Henderson Group PLC 2,978 113
JPMorgan Chase & Co. 18,171 3,832
KeyCorp(Ð) 44,807 750
Marsh & McLennan Cos., Inc. 4,574 1,020
MasterCard, Inc. Class A(Û) 18,132 8,954
Mercury General Corp. 1,400 88
Morgan Stanley 15,107 1,575
NU Holdings, Ltd. Class A(Æ) 117,255 1,601
Pinnacle Financial Partners, Inc.(Ð)(Û) 2,414 236
Popular, Inc. 6,405 642
Progressive Corp. (The) 4,673 1,186
Prologis, Inc.(ö) 5,399 682
Public Storage(ö) 2,200 800
Raymond James Financial, Inc. 5,006 613
Reinsurance Group of America, Inc. Class A 5,381 1,172
RLI Corp.(Ð) 1,777 275
Robinhood Markets, Inc. Class A(Æ) 43,244 1,013
Selective Insurance Group, Inc. 242 23
SLM Corp. 26,391 604
Synchrony Financial 31,049 1,549
TPG, Inc.(Û) 556 32
Travelers Cos., Inc. (The) 14,420 3,376
US Bancorp 26,807 1,226
Vestis Corp. 24,494 365
Visa, Inc. Class A 7,795 2,143
Wells Fargo & Co. 62,049 3,505
Willis Towers Watson PLC 4,043 1,191
WR Berkley Corp. 12,284 697
82,200
Health Care - 12.3%
Abbott Laboratories 10,427 1,189
AbbVie, Inc. 18,081 3,571
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acadia Pharmaceuticals, Inc.(Æ) 13,741 211
Agilent Technologies, Inc. 15,579 2,313
Align Technology, Inc.(Æ) 5,664 1,441
Amgen, Inc. 2,337 753
Baxter International, Inc. 20,783 789
Biogen, Inc.(Æ) 1,993 386
Blueprint Medicines Corp.(Æ) 3,500 324
Boston Scientific Corp.(Æ) 9,615 806
Bristol-Myers Squibb Co. 28,272 1,463
Cardinal Health, Inc. 7,624 843
Centene Corp.(Æ) 7,393 557
Cigna Group (The) 2,746 951
Corcept Therapeutics, Inc.(Æ)(Ð) 10,100 467
Danaher Corp. 2,925 813
Dentsply Sirona, Inc. 33,274 900
Edwards Lifesciences Corp.(Æ)(Ð) 31,050 2,049
Elevance Health, Inc.(Û) 5,511 2,866
Eli Lilly & Co. 4,861 4,307
Encompass Health Corp. 5,706 551
Exelixis, Inc.(Æ)(Û) 17,914 465
Fortrea Holdings, Inc.(Æ)(Ð) 12,160 243
GE HealthCare Technologies, Inc. 16,379 1,537
Gilead Sciences, Inc. 8,030 673
GSK PLC - ADR 29,848 1,220
HCA Healthcare, Inc. 2,025 823
Humana, Inc. 4,581 1,451
IDEXX Laboratories, Inc.(Æ) 1,238 625
Incyte Corp.(Æ)(Û) 955 63
Intuitive Surgical, Inc.(Æ) 6,052 2,973
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 7,764 311
IQVIA, Inc.(Æ) 2,123 503
Jazz Pharmaceuticals PLC(Æ) 6,661 742
Johnson & Johnson 18,730 3,035
McKesson Corp. 3,824 1,891
Medtronic PLC 21,620 1,946
Merck & Co., Inc. 12,778 1,451
Molina Healthcare, Inc.(Æ)(Ð) 3,545 1,222
Neurocrine Biosciences, Inc.(Æ)(Û) 3,177 366
Organon & Co.(Ð) 50,952 975
Oscar Health, Inc. Class A(Æ) 5,915 125
Pfizer, Inc. 47,321 1,370
PTC Therapeutics, Inc.(Æ) 10,805 401
Qiagen NV(Æ) 13,748 627
Regeneron Pharmaceuticals, Inc.(Æ) 2,869 3,016
Royalty Pharma PLC Class A 27,127 767
Sanofi SA - ADR 14,017 808
Sarepta Therapeutics, Inc.(Æ)(Û) 5,987 748
Stryker Corp. 6,863 2,479
Tandem Diabetes Care, Inc.(Æ) 10,283 436
Thermo Fisher Scientific, Inc. 1,428 883
UnitedHealth Group, Inc. 13,008 7,606
Veeva Systems, Inc. Class A(Æ) 4,453 935
Vertex Pharmaceuticals, Inc.(Æ) 4,020 1,870
Viatris, Inc. 60,105 698
Zoetis, Inc. Class A 13,452 2,628
75,462
Materials and Processing - 4.6%
Boise Cascade Co. 2,051 289
Builders FirstSource, Inc.(Æ)(Û) 5,356 1,038

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Carrier Global Corp. 12,258 987
Copart, Inc.(Æ) 41,755 2,188
Crown Holdings, Inc. 24,892 2,387
DuPont de Nemours, Inc.(Û) 16,497 1,470
Ecolab, Inc. 3,031 774
Fastenal Co. 9,149 653
FMC Corp. 21,730 1,433
Freeport-McMoRan, Inc. 22,206 1,108
Huntsman Corp. 31,278 757
Lennox International, Inc.(Û) 1,262 763
Linde PLC 5,553 2,648
Louisiana-Pacific Corp. 9,078 975
LyondellBasell Industries NV Class A(Û) 9,480 909
Martin Marietta Materials, Inc. 3,197 1,721
Nucor Corp. 4,035 607
Packaging Corp. of America 2,936 632
Sherwin-Williams Co. (The) 2,349 897
Southern Copper Corp. 7,004 810
Trane Technologies PLC 5,778 2,246
Vulcan Materials Co. 7,459 1,868
Westlake Chemical Corp.(Ð) 7,026 1,056
28,216
Producer Durables - 9.1%
3M Co. 3,308 452
AECOM(Û) 9,650 997
Allison Transmission Holdings, Inc. Class A 4,019 386
Ametek, Inc. 2,952 507
Amphenol Corp. Class A(Û) 20,586 1,341
AO Smith Corp. 4,086 367
Automatic Data Processing, Inc.(Ð)(Û) 2,475 685
Block, Inc. Class A(Æ) 7,257 487
Chart Industries, Inc.(Æ) 6,372 791
Cintas Corp. 4,036 831
Corpay, Inc.(Æ) 1,734 542
CoStar Group, Inc.(Æ) 8,357 631
CSX Corp. 61,035 2,108
Cummins, Inc.(Û) 3,913 1,267
Deere & Co. 3,859 1,611
Delta Air Lines, Inc. 38,700 1,966
Donaldson Co., Inc. 8,744 644
Dover Corp. 3,166 607
EMCOR Group, Inc. 1,502 647
Emerson Electric Co. 6,655 728
Expeditors International of Washington, Inc. 4,911 645
FedEx Corp. 6,923 1,895
Fluor Corp.(Æ) 1,924 92
Fortive Corp. 4,595 363
FTI Consulting, Inc.(Æ) 1,909 434
GE Vernova, Inc.(Æ)(Û) 911 232
General Dynamics Corp. 2,170 656
Global Payments, Inc. 21,107 2,162
Graco, Inc.(Û) 2,130 186
Howmet Aerospace, Inc. 14,058 1,409
Insperity, Inc.(Ð) 4,152 365
JB Hunt Transport Services, Inc.(Û) 11,670 2,011
Landstar System, Inc. 4,775 902
ManpowerGroup, Inc.(Ð) 5,371 395
MasTec, Inc.(Æ) 5,320 655
Nordson Corp. 2,427 637
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrop Grumman Corp. 3,786 1,999
Old Dominion Freight Line, Inc.(Ð) 11,012 2,187
Otis Worldwide Corp.(Û) 15,013 1,561
PACCAR, Inc. 8,091 798
Parker-Hannifin Corp. 1,043 659
Paychex, Inc. 5,540 743
Pentair PLC 6,046 591
Phinia, Inc. 9,866 454
Republic Services, Inc. Class A 3,193 641
Robert Half, Inc.(Ð) 8,441 569
Rollins, Inc. 12,030 609
Ryder System, Inc. 4,071 594
S&P Global, Inc. 1,462 755
Schneider National, Inc. Class B(Ð) 13,009 371
Scotts Miracle-Gro Co. (The) Class A 800 69
Snap-on, Inc. 2,462 713
Southwest Airlines Co.(Ð) 43,615 1,292
Trade Desk, Inc. (The) Class A(Æ) 6,526 716
TransUnion(Û) 21,227 2,223
TriNet Group, Inc. 4,987 484
United Parcel Service, Inc. Class B 6,395 872
United Rentals, Inc. 1,077 872
Veralto Corp.(Ð)(Û) 13,747 1,538
Vontier Corp. 22,483 759
Waste Management, Inc. 3,266 678
WESCO International, Inc. 2,925 491
WW Grainger, Inc. 775 805
XPO, Inc.(Æ) 4,796 516
Xylem, Inc. 5,348 722
55,915
Technology - 36.7%
Accenture PLC Class A 9,440 3,337
Adobe, Inc.(Æ) 1,995 1,033
Advanced Micro Devices, Inc.(Æ) 15,118 2,481
Airbnb, Inc. Class A(Æ)(Ð) 8,448 1,071
Akamai Technologies, Inc.(Æ) 4,956 156
Alphabet, Inc. Class A 106,161 17,607
Alphabet, Inc. Class C(Û) 18 , 913 3,162
Amkor Technology, Inc. 3,007 92
Analog Devices, Inc. 4,116 947
Apple, Inc.(Û) 168,415 39,241
Applied Materials, Inc. 4,327 874
Arista Networks, Inc.(Æ) 2,227 855
Atlassian Corp. Class A(Æ) 8,351 1,326
Booking Holdings, Inc.(Û) 786 3,311
Box, Inc. Class A(Æ)(Ð) 19,982 654
Broadcom, Inc. 19,065 3,289
CACI International, Inc. Class A(Æ) 796 402
Cadence Design Systems, Inc.(Æ) 2,339 634
CDW Corp. 1,834 415
Cirrus Logic, Inc.(Æ) 4,878 606
Cisco Systems, Inc. 40,134 2,136
Cognizant Technology Solutions Corp.
Class A 11,611 896
CommVault Systems, Inc.(Æ) 5,622 865
Confluent, Inc. Class A(Æ)(Ð) 22,382 456
Crowdstrike Holdings, Inc. Class A(Æ) 4,508 1,264
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,162 289
DocuSign, Inc.(Æ) 1,720 107

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DoorDash, Inc. Class A(Æ) 3,320 474
Dropbox, Inc. Class A(Æ) 58,670 1,492
EPAM Systems, Inc.(Æ) 3,084 614
Fortinet, Inc.(Æ) 6,539 507
Gitlab, Inc. Class A(Æ) 3,020 156
Guidewire Software, Inc.(Æ) 8,207 1,501
Hewlett Packard Enterprise Co. 34,864 713
HP, Inc. 20,009 718
Intel Corp.(Û) 43,681 1,025
International Business Machines Corp. 4,194 927
Intuit, Inc. 6,935 4,307
KBR, Inc.(Ð) 18,109 1,179
Kyndryl Holdings, Inc.(Æ) 17,901 411
Lam Research Corp.(Û) 3,361 2,743
Lyft, Inc. Class A(Æ) 50,706 647
Maplebear, Inc.(Æ)(Û) 21,468 875
Marvell Technology, Inc. 9,619 694
Meta Platforms, Inc. Class A(Û) 15,734 9,007
Micron Technology, Inc. 15,247 1,581
Microsoft Corp.(Û) 93,104 40,063
Monolithic Power Systems, Inc.(Û) 1,275 1,179
NCR Atleos Corp.(Æ) 7,960 227
NetApp, Inc. 5,336 659
Nutanix, Inc. Class A(Æ) 22,165 1,313
NVIDIA Corp.(Û) 229,357 27,853
NXP Semiconductors NV 9,711 2,331
ON Semiconductor Corp.(Æ) 16,255 1,180
Oracle Corp. 12,021 2,048
Palantir Technologies, Inc. Class A(Æ) 16,784 624
Palo Alto Networks, Inc.(Æ) 7,758 2,652
Paycom Software, Inc.(Ð) 1,859 310
Playtika Holding Corp. 12,800 101
Procore Technologies, Inc.(Æ) 9,333 576
Qorvo, Inc.(Æ) 5,046 521
QUALCOMM, Inc. 5,972 1,016
RingCentral, Inc. Class A(Æ)(Ð) 5,049 160
ROBLOX Corp. Class A(Æ) 20,763 919
Roku, Inc.(Æ)(Ð) 1,275 95
Roper Technologies, Inc. 1,251 696
Salesforce, Inc. 11,564 3,165
Seagate Technology Holdings PLC 6,491 711
Semtech Corp.(Æ) 6,908 315
SentinelOne, Inc. Class A(Æ) 23,577 564
ServiceNow, Inc.(Æ) 4,038 3,612
Silicon Laboratories, Inc.(Æ)(Ð) 1,903 220
Skyworks Solutions, Inc. 6,345 627
Snap, Inc. Class A(Æ) 25,057 268
Spotify Technology SA(Æ) 7,750 2,856
Synopsys, Inc.(Æ) 1,400 709
Teradata Corp.(Æ)(Ð) 9,586 291
Teradyne, Inc.(Û) 10,636 1,424
Texas Instruments, Inc. 14,831 3,064
Twilio, Inc. Class A(Æ) 1,613 105
Uber Technologies, Inc.(Æ) 42,851 3,221
UiPath, Inc. Class A(Æ) 30,507 390
Universal Display Corp. 1,684 353
VeriSign, Inc.(Æ) 5,272 1,001
Workday, Inc. Class A(Æ)(Û) 3,229 789
225,285
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 4.3%
AT&T, Inc. 145,053 3,191
ConocoPhillips 13,972 1,471
Constellation Energy Generation LLC(Û) 2,856 743
Edison International 15,867 1,382
Exelon Corp.(Û) 70,915 2,876
FirstEnergy Corp. 30,547 1,355
Gulfport Energy Corp.(Æ)(Û) 1,809 274
Iridium Communications, Inc.(Û) 9,230 281
NextEra Energy, Inc. 23,346 1,973
NRG Energy, Inc. 29,785 2,713
PG&E Corp. 86,036 1,701
Pinnacle West Capital Corp. 6,070 538
Southern Co. (The) 10,693 964
T-Mobile US, Inc. 11,903 2,456
Verizon Communications, Inc. 22,917 1,029
Vistra Corp.(Û) 17,306 2,051
Xcel Energy, Inc. 20,560 1,343
26,341
Total Common Stocks
(cost $404,961) 629,351
Short-Term Investments - 3.0%
U.S. Cash Management Fund(@) 18,450,641 (∞) 18,452
Total Short-Term Investments
(cost $18,450) 18,452
Total Investments - 105.4%
(identified cost $423,411) 647,803
Securities Sold Short - (5.6)%
Consumer Discretionary - (1.2)%
Acushnet Holdings Corp. (2,710) (173)
Advanced Energy Industries, Inc. (3,246) (342)
Asbury Automotive Group, Inc.(Æ) (584) (139)
Charter Communications, Inc. Class A(Æ) (1,888) (612)
Choice Hotels International, Inc. (580) (76)
Churchill Downs, Inc. (3,912) (529)
Dutch Bros, Inc. Class A(Æ) (13,688) (439)
FirstCash Holdings, Inc. (2,947) (338)
Five Below, Inc.(Æ) (6,262) (553)
Group 1 Automotive, Inc. (966) (370)
Hilton Grand Vacations, Inc.(Æ) (12,799) (465)
LGI Homes, Inc.(Æ) (2,315) (274)
Lithia Motors, Inc. Class A (2,069) (657)
Mattel, Inc.(Æ) (28,771) (548)
Newell Rubbermaid, Inc. (61,100) (469)
Sirius Xm Holdings, Inc. (3,272) (77)
VF Corp. (30,168) (602)
Warner Bros Discovery, Inc.(Æ) (76,988) (635)
(7,298)
Consumer Staples - (0.1)%
Kraft Heinz Co. (The) (1,594) (56)
Walgreens Boots Alliance, Inc. (69,107) (619)
(675)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - (0.3)%
Atlas Energy Solutions, Inc. (11,248) (245)
ONEOK, Inc. (6,053) (552)
Patterson-UTI Energy, Inc. (27,057) (207)
Sitio Royalties Corp. Class A (7,302) (152)
Sunrun, Inc.(Æ) (24,426) (441)
Uranium Energy Corp.(Æ) (41,407) (257)
(1,854)
Financial Services - (0.6)%
AGNC Investment Corp.(ö) (6,329) (66)
Apollo Global Management, Inc. (4,932) (616)
Arbor Realty Trust, Inc.(ö) (24,277) (378)
Axos Financial, Inc.(Æ) (657) (41)
Berkshire Hathaway, Inc. Class B(Æ) (54) (25)
BGC Group, Inc. Class A (31,874) (293)
Cohen & Steers, Inc. (2,790) (268)
Glacier Bancorp, Inc. (2,215) (101)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (14,048) (484)
Healthcare Realty Trust, Inc.(ö) (12,554) (228)
New York Community Bancorp, Inc. (41,731) (469)
Old National Bancorp (28,892) (539)
Park National Corp. (565) (95)
ServisFirst Bancshares, Inc. (2,503) (201)
SoFi Technologies, Inc.(Æ) (3,469) (27)
UWM Holdings Corp. (24,900) (212)
(4,043)
Health Care - (0.9)%
Acadia Healthcare Co., Inc.(Æ) (8,425) (534)
Axsome Therapeutics, Inc.(Æ) (518) (47)
Azenta, Inc.(Æ) (972) (47)
Bio-Techne Corp. (1,609) (129)
Crinetics Pharmaceuticals, Inc.(Æ) (5,557) (284)
Cytokinetics, Inc.(Æ) (3,764) (199)
Geron Corp.(Æ) (62,047) (282)
Globus Medical, Inc. Class A(Æ) (9,169) (656)
ICU Medical, Inc.(Æ) (2,903) (529)
Immunovant, Inc.(Æ) (1,280) (37)
Insmed, Inc.(Æ) (3,710) (271)
Neogen Corp.(Æ) (31,543) (530)
NeoGenomics, Inc.(Æ) (1,043) (15)
RadNet, Inc.(Æ) (6,823) (473)
Repligen Corp.(Æ) (3,117) (464)
Sotera Health Co.(Æ) (7,931) (132)
Surgery Partners, Inc.(Æ) (7,692) (248)
TransMedics Group, Inc.(Æ) (1,174) (184)
Vaxcyte, Inc.(Æ) (3,970) (454)
(5,515)
Materials and Processing - (0.2)%
AAON, Inc. (6,852) (739)
Pool Corp. (158) (59)
Quaker Chemical Corp. (1,613) (272)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(1,070)
Producer Durables - (0.6)%
AeroVironment, Inc.(Æ) (1,447) (290)
Badger Meter, Inc. (3,021) (660)
Casella Waste Systems, Inc. Class A(Æ) (5,627) (560)
Itron, Inc.(Æ) (3,709) (396)
Kadant, Inc. (500) (169)
Kratos Defense & Security Solutions, Inc.
(Æ) (13,257) (309)
OSI Systems, Inc.(Æ) (1,926) (292)
RBC Bearings, Inc.(Æ) (1,499) (449)
Zurn Elkay Water Solutions Corp. (13,590) (489)
(3,614)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (1,385) (227)
Analog Devices, Inc. (2,736) (630)
Aspen Technology, Inc.(Æ) (2,540) (607)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (3,214) (81)
Coherent Corp.(Æ) (8,764) (779)
EchoStar Corp. Class A(Æ) (22,913) (569)
ePlus, Inc.(Æ) (13) (1)
Evolent Health, Inc. Class A(Æ) (9,713) (275)
Fiserv, Inc.(Æ) (3,554) (638)
Gen Digital, Inc. (26,129) (717)
MACOM Technology Solutions Holdings,
Inc.(Æ) (2,526) (281)
Marvell Technology, Inc. (6,946) (501)
Oracle Corp. (3,792) (646)
Progress Software Corp. (2,400) (162)
Rambus, Inc.(Æ) (9,612) (406)
Sanmina Corp.(Æ) (8,154) (558)
Verint Systems, Inc.(Æ) (10,571) (268)
ViaSat, Inc.(Æ) (25,866) (309)
Vishay Intertechnology, Inc. (21,859) (413)
Wolfspeed, Inc.(Æ) (45,698) (443)
(8,511)
Utilities - (0.3)%
Civitas Resources, Inc. (4,230) (214)
Cogent Communications Holdings, Inc. (7,752) (589)
Lumen Technologies, Inc.(Æ) (8,200) (58)
MGE Energy, Inc. (1,690) (155)
New Fortress Energy, Inc. (15,338) (139)
Northern Oil and Gas, Inc. (3,319) (117)
Otter Tail Corp. (5,189) (406)
(1,678)
Total Securities Sold Short
(proceeds $30,015) (34,258)
Other Assets and Liabilities,
Net - 0.2%
953
Net Assets - 100.0%
614,498

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 66 USD 19,187 12/24 276
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 276
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 85,055 $ — $ —
$ —
$ 85,055
Consumer Staples 26,555 — —
—
26,555
Energy 24,322 — —
—
24,322
Financial Services 82,200 — —
—
82,200
Health Care 75,462 — —
—
75,462
Materials and Processing 28,216 — —
—
28,216
Producer Durables 55,915 — —
—
55,915
Technology 225,285 — —
—
225,285
Utilities 26,341 — —
—
26,341
Short-Term Investments — — — 18,452 18,452
Total Investments
629,351 — — 18,452 647,803
Securities Sold Short
*
(34,258) — — — (34,258)
Other Financial Instruments
Assets
Futures Contracts 276 — — — 276
Total Other Financial Instruments
**
$ 276 $ — $ — $ — $ 276
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2024, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 9
Transactions (amounts in thousands) during the period ended September 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,690 $ 107,370 $ 102,615 $ 5 $ 2 $ 18,452 $ 668 $ —
U.S. Cash Collateral Fund 905 5,257 6,162 — — — 14 —
$ 14,595 $ 112,627 $ 108,777 $ 5 $ 2 $ 18,452 $ 682 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.3%
Consumer Discretionary - 12.4%
Abercrombie & Fitch Co. Class A(Æ) 1,706 239
Academy Sports & Outdoors, Inc. 2,374 139
AerSale Corp.(Æ) 62,526 316
Amer Sports, Inc.(Æ) 5,196 83
American Axle & Manufacturing Holdings,
Inc.(Æ) 5,829 36
American Eagle Outfitters, Inc. 6,504 146
America's Car-Mart, Inc.(Æ) 7,175 301
Asbury Automotive Group, Inc.(Æ) 598 143
Atkore, Inc. 1,972 167
Atmus Filtration Technologies, Inc. 4,836 182
Axon Enterprise, Inc.(Æ) 877 350
Bath & Body Works, Inc.(Ð) 1,781 57
Beacon Roofing Supply, Inc.(Æ) 1,605 139
Beazer Homes USA, Inc.(Æ) 3,860 132
Blade Air Mobility, Inc.(Æ) 22,289 66
Bloomin' Brands, Inc. 47,672 788
BlueLinx Holdings, Inc.(Æ) 2,285 241
Boot Barn Holdings, Inc.(Æ) 8,562 1,432
BorgWarner, Inc. 8,679 315
Brinker International, Inc.(Æ) 4,096 313
Brunswick Corp. 2,939 246
Cadre Holdings, Inc. 7,228 274
Carriage Services, Inc. Class A 984 32
Cava Group, Inc.(Æ) 391 48
Cavco Industries, Inc.(Æ) 334 143
Celestica, Inc.(Æ) 1,054 54
Century Communities, Inc. 1,168 120
Chegg, Inc.(Æ) 11,060 20
Clarus Corp. 140,603 633
Cooper-Standard Holdings, Inc.(Æ) 829 12
Coursera, Inc.(Æ) 6,830 54
CTS Corp. 1,829 89
Dana Holding Corp.(Ð) 5,899 62
Dave & Buster's Entertainment, Inc.(Æ) 2,377 81
Denny's Corp.(Æ) 9,818 63
Driven Brands Holdings, Inc.(Æ) 3,367 48
Duolingo, Inc.(Æ)(Ð) 1,225 345
El Pollo Loco Holdings, Inc.(Æ) 10,060 138
FirstCash Holdings, Inc. 1,838 211
Foot Locker, Inc.(Û) 8,436 218
Forestar Group, Inc.(Æ) 1,828 59
Freshpet, Inc.(Æ) 1,779 243
Genesco, Inc.(Æ) 1,006 27
Gentherm, Inc.(Æ) 2,093 97
G-III Apparel Group, Ltd.(Æ) 7,005 214
Gildan Activewear, Inc. Class A 10,998 518
GMS, Inc.(Æ) 1,689 153
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 20,814 184
GoPro, Inc. Class A(Æ) 12,791 17
Green Brick Partners, Inc.(Æ) 5,798 484
Group 1 Automotive, Inc. 356 136
Haverty Furniture Cos., Inc. 15,255 419
HealthStream, Inc. 1,001 29
Hilton Grand Vacations, Inc.(Æ) 2,469 90
Hims & Hers Health, Inc.(Æ) 9,217 170
International Game Technology PLC 18,396 392
iRobot Corp.(Æ) 3,637 32
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Johnson Outdoors, Inc. Class A 9,664 350
KB Home(Ð) 5,682 487
Kontoor Brands, Inc. 2,176 178
Kura Sushi USA, Inc. Class A(Æ) 5,607 452
Landsea Homes Corp.(Æ) 9,701 120
La-Z-Boy, Inc. 3,197 137
Lear Corp.(Û) 2,278 249
Leonardo DRS, Inc.(Æ) 10,830 306
LGI Homes, Inc.(Æ) 1,467 174
Lincoln Educational Services Corp.(Æ) 6,654 79
Lindblad Expeditions Holdings, Inc.(Æ)(Ð) 2,392 22
M/I Homes, Inc.(Æ) 750 129
Madison Square Garden Entertainment
Corp.(Æ)(Û) 3,853 164
Magnite, Inc.(Æ)(Ð) 17,015 236
Marine Products Corp. 19,827 192
MasterCraft Boat Holdings, Inc.(Æ) 1,370 25
Meritage Homes Corp. 669 137
MGM Resorts International(Æ)(Û) 650 25
Motorcar Parts of America, Inc.(Æ) 16,350 121
Movado Group, Inc. 2,726 51
Newell Rubbermaid, Inc. 54,334 417
ODP Corp. (The)(Æ) 2,244 67
OneSpaWorld Holdings, Ltd. 76,377 1,261
Overstock.com, Inc.(Æ) 5,211 53
Papa John's International, Inc. 15,043 810
Perdoceo Education Corp. 5,550 123
PVH Corp.(Ð) 2,423 244
QuinStreet, Inc.(Æ) 9,534 182
Red Rock Resorts, Inc. Class A 1,212 66
Reservoir Media, Inc.(Æ) 26,362 214
REV Group, Inc. 2,534 71
Rush Street Interactive, Inc.(Æ) 23,759 258
Savers Value Village, Inc.(Æ) 10,364 109
Scholastic Corp. 1,332 43
Shake Shack, Inc. Class A(Æ) 2,316 239
SharkNinja, Inc. 2,504 272
Shoe Carnival, Inc. 4,203 184
Signet Jewelers, Ltd. 1,735 179
Sirius Xm Holdings, Inc. 2,879 68
Smith & Wesson Brands, Inc. 10,160 132
Sonic Automotive, Inc. Class A 2,440 143
Steven Madden, Ltd. 8,426 413
Stitch Fix, Inc. Class A(Æ)(Ð) 19,891 56
Stride, Inc.(Æ) 6,737 575
Superior Uniform Group, Inc. 1,007 16
Sweetgreen Inc. Class A(Æ) 3,889 138
Taylor Morrison Home Corp. Class A(Æ) 1,373 96
TechTarget, Inc.(Æ) 3,433 84
TEGNA, Inc. 11,002 174
Texas Roadhouse, Inc. Class A 3,530 623
Thor Industries, Inc.(Ð) 5,126 563
Tilly's, Inc. Class A(Æ) 1,425 7
Toll Brothers, Inc. 3,484 538
Transcat, Inc.(Æ) 489 59
Tri Pointe Homes, Inc.(Æ) 7,783 353
TripAdvisor, Inc.(Æ)(Û) 5,339 77
Turtle Beach Corp.(Æ) 1,433 22
Udemy, Inc.(Æ)(Ð) 2,661 20
Under Armour, Inc. Class C(Æ) 12,788 107

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Electronics, Inc.(Æ) 406 4
Universal Technical Institute, Inc.(Æ) 7,336 119
Urban Outfitters, Inc.(Æ) 2,408 92
VF Corp. 23,783 474
Victoria's Secret & Co.(Æ) 9,189 236
Visteon Corp.(Æ) 1,244 118
Wayfair, Inc. Class A(Æ) 4,020 226
Whirlpool Corp. 922 99
Wingstop, Inc. 1,233 513
Winnebago Industries, Inc. 6,745 392
Wolverine World Wide, Inc.(Æ) 4,072 71
Wynn Resorts, Ltd.(Ð) 3,558 341
Ziff Davis, Inc.(Æ) 2,945 143
Zillow Group, Inc. Class A(Æ)(Û) 1,717 106
Zumiez, Inc.(Æ) 2,530 54
27,418
Consumer Staples - 2.2%
Andersons, Inc. (The) 530 27
Beauty Health Co. (The)(Æ) 6,577 10
Boston Beer Co., Inc. Class A(Æ)(Û) 443 128
Calavo Growers, Inc.(Ð) 20,554 586
Dole PLC 4,611 75
elf Beauty, Inc.(Æ) 1,350 147
Energizer Holdings, Inc. - GDR 2,629 96
Fresh Del Monte Produce, Inc. 569 17
Grocery Outlet Holding Corp.(Æ) 13,592 239
Helen of Troy, Ltd.(Æ) 1,281 79
Herbalife, Ltd.(Æ)(Û) 7,533 54
Honest Co., Inc. (The)(Æ) 2,600 9
Inter Parfums, Inc. 581 75
J&J Snack Foods Corp. 1,312 226
John B Sanfilippo & Son, Inc. 752 71
Medifast, Inc.(Æ) 749 14
Nomad Foods, Ltd. 19,066 363
Pilgrim's Pride Corp.(Æ)(Û) 2,456 113
Primo Water Corp. 17,472 441
Quanex Building Products Corp. 17,879 496
SpartanNash Co. 1,854 42
Sprouts Farmers Market, Inc.(Æ) 4,554 503
United Natural Foods, Inc.(Æ)(Ð) 1,585 27
USANA Health Sciences, Inc.(Æ)(Û) 548 21
Vita Coco Co., Inc. (The)(Æ) 11,234 318
Vital Farms, Inc.(Æ) 15,551 545
Weis Markets, Inc. 1,092 75
WK Kellogg Co.(Ð) 2,400 41
4,838
Energy - 3.9%
Alpha Metallurgical Resources, Inc. 294 69
Antero Resources Corp.(Æ) 3,972 114
Aris Water Solutions, Inc. Class A 76,920 1,298
Atlas Energy Solutions, Inc. 7,665 167
Berry Petroleum Corp. 4,085 21
Broadwind Energy, Inc.(Æ) 31,246 71
ChampionX Corp. 3,743 113
CVR Energy, Inc.(Ð) 4,767 110
Delek US Holdings, Inc. 8,687 163
Helix Energy Solutions Group, Inc.(Æ) 6,380 71
Helmerich & Payne, Inc. 13,279 404
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HF Sinclair Corp. 5,557 248
Kodiak Gas Services, Inc. 13,589 394
Liberty Energy, Inc. Class A 5,683 109
Matrix Service Co.(Æ) 14,807 171
Murphy Oil Corp. 3,289 111
Natural Gas Services Group, Inc.(Æ) 8,973 171
Newpark Resources, Inc.(Æ) 23,148 160
Noble Corp. PLC 1,937 70
NOV, Inc. 20,556 328
NOW, Inc.(Æ) 11,583 150
Oceaneering International, Inc.(Æ) 8,536 212
OPAL Fuels, Inc. Class A(Æ) 30,923 113
Patterson-UTI Energy, Inc. 50,586 387
PBF Energy, Inc. Class A(Ð) 7,012 217
ProPetro Holding Corp.(Æ) 24,490 188
Ramaco Resources, Inc. Class A 7,611 89
Ranger Energy Services, Inc. 12,169 145
REX American Resources Corp.(Æ) 2,322 107
Select Water Solutions, Inc. Class A 31,277 348
Sitio Royalties Corp. Class A 18,353 382
SM Energy Co. 6,695 268
SunCoke Energy, Inc. 4,488 39
TechnipFMC PLC(Ð) 13,777 361
TETRA Technologies, Inc.(Æ) 61,921 192
Transocean, Ltd.(Æ) 21,730 92
VAALCO Energy, Inc. 31,461 181
W&T Offshore, Inc. 138,432 298
Warrior Met Coal, Inc. 4,103 262
Weatherford International PLC 464 39
World Kinect Corp.(Ð) 4,567 141
8,574
Financial Services - 22.5%
1st Source Corp. 2,654 159
AGNC Investment Corp.(ö) 19,000 199
Agree Realty Corp.(ö) 6,078 458
Air Lease Corp. Class A 6,802 308
Alliance Data Systems Corp. 5,734 273
Ally Financial, Inc.(Û) 9,616 342
Alpine Income Property Trust, Inc.(ö) 28,734 523
Americold Realty Trust, Inc.(ö) 10,225 289
Ameris Bancorp 2,601 162
Arbor Realty Trust, Inc.(ö) 13,496 210
Atlantic Union Bankshares Corp. 3,247 122
Axis Capital Holdings, Ltd. 1,860 148
Bancorp, Inc. (The)(Æ) 4,111 220
Bank of NT Butterfield & Son, Ltd. (The) 4,979 184
BankUnited, Inc.(Û) 1,996 73
Banner Corp. 2,542 151
BGC Group, Inc. Class A 34,873 320
Blackstone Mortgage Trust, Inc. Class A(ö) 3,632 69
BOK Financial Corp.(Û) 1,250 131
Bowhead Specialty Holdings, Inc.(Æ) 4,449 125
Brighthouse Financial, Inc.(Æ)(Ð) 3,207 144
Brixmor Property Group, Inc.(ö) 16,365 456
Broadstone Net Lease, Inc.(ö) 8,157 155
BRP Group, Inc. Class A(Æ) 5,775 288
Business First Bancshares, Inc. 25,907 665
Cadence Bank 11,121 354
Camden Property Trust(ö)(Û) 3,391 419

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capital Bancorp, Inc. 8,703 224
Capital City Bank Group, Inc. 8,514 300
Cathay General Bancorp 2,825 121
Centerspace(ö) 1,748 123
Chatham Lodging Trust(ö) 2,095 18
City Holding Co. 1,143 134
Clarivate PLC(Æ) 57,699 410
CNO Financial Group, Inc. 4,399 154
Columbia Banking System, Inc. 12,624 330
Comerica, Inc.(Û) 6,056 363
Community Bank System, Inc. 2,166 126
Community Healthcare Trust, Inc.(ö) 21,811 396
Compass, Inc. Class A(Æ)(Û) 15,019 92
COPT Defense Properties(ö) 6,550 199
Corebridge Financial, Inc.(Û) 13,037 380
CTO Realty Growth, Inc.(ö) 28,540 543
Cullen/Frost Bankers, Inc.(Û) 6,285 703
Cushman & Wakefield PLC(Æ) 12,912 176
DiamondRock Hospitality Co.(ö) 20,216 176
Dime Community Bancshares, Inc. 7,483 215
Diversified Healthcare Trust(Ð)(ö) 2,300 10
Donegal Group, Inc. Class A 288 4
Douglas Elliman, Inc.(Æ) 2,121 4
Easterly Government Properties, Inc.(ö) 51,975 706
Eastern Bankshares, Inc. 9,878 162
Enterprise Financial Services Corp. 1,130 58
Equity Commonwealth(Æ)(ö) 22,226 442
Esquire Financial Holdings, Inc. 5,034 328
Essent Group, Ltd. 6,034 388
Essential Properties Realty Trust, Inc.(ö) 3,539 121
Evercore, Inc. Class A 1,936 490
EZCORP, Inc. Class A(Æ) 21,533 241
Federal Agricultural Mortgage Corp. Class
C 793 149
Fidelis Insurance Holdings, Ltd. 16,981 307
First American Financial Corp. 11,477 758
First BanCorp 19,004 402
First Commonwealth Financial Corp. 12,531 215
First Financial Corp. 3,232 142
First Foundation, Inc. 5,144 32
First Industrial Realty Trust, Inc.(ö) 9,141 512
First Internet Bancorp 867 30
First Interstate BancSystem, Inc. Class A 3,479 107
First Merchants Corp. 3,288 122
First Mid Bancshares, Inc. 9,931 386
Four Corners Property Trust, Inc.(ö) 5,425 159
FTAI Aviation, Ltd. 7,042 936
Fulton Financial Corp. 6,902 125
GCM Grosvenor, Inc. Class A 21,423 242
Genworth Financial, Inc. Class A(Æ) 39,788 273
German American Bancorp, Inc. 11,448 444
Getty Realty Corp.(ö) 9,041 288
Glacier Bancorp, Inc. 14,149 647
Guaranty Bancshares, Inc. 9,220 317
Hamilton Insurance Group Class B(Æ) 1,320 25
Hamilton Lane, Inc. Class A 734 124
Hancock Holding Co. 2,475 127
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 17,798 613
Hanover Insurance Group, Inc. (The)(Ð) 3,689 546
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hilltop Holdings, Inc.(Û) 5,061 163
Hippo Holdings, Inc.(Æ)(Ð) 1,149 19
Home BancShares, Inc. 18,342 497
Horace Mann Educators Corp. 18,818 658
Horizon Bancorp, Inc. 12,362 192
Howard Hughes Corp. (The)(Æ)(Ð) 2,374 184
Independence Realty Trust, Inc.(ö) 8,238 169
Independent Bank Corp. 12,418 489
Innovative Industrial Properties, Inc.(ö) 982 132
International Bancshares Corp. 2,298 137
International Money Express, Inc.(Æ) 6,625 122
InvenTrust Properties Corp.(ö) 3,093 88
Investar Holding Corp. 10,566 205
Jackson Financial, Inc. Class A 6,657 607
James River Group Holdings, Ltd. 3,793 24
Janus Henderson Group PLC 1,560 59
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,843 137
Kearny Financial Corp. 2,666 18
Kemper Corp. 13,107 803
Legacy Housing Corp.(Æ) 1,494 41
Legalzoom.com, Inc.(Æ) 10,124 64
LendingClub Corp.(Æ) 21,145 242
LendingTree, Inc.(Æ) 1,693 98
Live Oak Bancshares, Inc. 3,232 153
Macerich Co. (The)(ö) 13,550 247
Marcus & Millichap, Inc. 17,320 686
McGrath RentCorp 860 90
Metropolitan Bank Holding Corp.(Æ) 8,926 469
Moelis & Co. Class A 1,864 128
Mr. Cooper Group, Inc.(Æ) 1,312 121
MVB Financial Corp. 3,574 69
National Bank Holdings Corp. Class A 21,398 901
NBT Bancorp, Inc. 14,684 649
NerdWallet, Inc. Class A(Æ) 1,726 22
NETSTREIT Corp.(ö) 67,954 1,123
New York Community Bancorp, Inc. 15,644 176
Newmark Group, Inc. Class A(Û) 15,975 248
NMI Holdings, Inc. Class A(Æ) 9,305 383
Northeast Bank 5,885 454
OceanFirst Financial Corp. 5,958 111
OFG Bancorp 6,805 306
Old National Bancorp 19,284 360
Outfront Media, Inc.(ö) 12,581 231
Pacific Premier Bancorp, Inc. 5,771 145
Pagseguro Digital, Ltd. Class A(Æ)(Ð) 10,411 90
Palomar Holdings, Inc.(Æ) 630 60
Park Hotels & Resorts, Inc.(Ð)(ö) 15,978 225
PennyMac Financial Services, Inc. 1,448 165
Perella Weinberg Partners 14,593 282
Pinnacle Financial Partners, Inc.(Û) 977 96
Piper Sandler Cos. 977 277
Plymouth Industrial REIT, Inc.(ö) 11,101 251
Popular, Inc. 5,927 594
PotlatchDeltic Corp.(ö) 13,886 626
PRA Group, Inc.(Æ) 3,208 72
Preferred Bank 1,599 128
Premier Financial Corp. 10,265 241
ProAssurance Corp.(Æ) 2,325 35
Prosperity Bancshares, Inc. 8,000 577

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Radian Group, Inc. 4,061 141
RE/MAX Holdings, Inc. Class A(Æ) 20,614 257
Real Brokerage Inc. (The)(Æ) 13,484 75
Red River Bancshares, Inc. 2,363 123
Redfin Corp.(Æ) 12,181 153
Regency Centers Corp.(Ð)(ö) 410 30
Regional Management Corp. 491 16
Reinsurance Group of America, Inc. Class
A(Û) 2,389 520
Renasant Corp. 8,747 284
RLI Corp.(Ð) 1,681 260
RMR Group, Inc. (The) Class A 4,042 103
Robinhood Markets, Inc. Class A(Æ) 15,409 361
Ryman Hospitality Properties, Inc.(ö) 1,484 159
Safety Insurance Group, Inc. 1,292 106
Seacoast Banking Corp. of Florida 19,651 524
Selective Insurance Group, Inc. 1,609 150
ServisFirst Bancshares, Inc. 4,367 351
Simmons First National Corp. Class A 5,688 122
Skyward Specialty Insurance Group, Inc.
(Æ) 6,126 249
SLM Corp. 10,234 234
SmartFinancial, Inc. 17,510 510
South Plains Financial, Inc. 10,241 347
SouthState Corp. 1,343 130
Stewart Information Services Corp. 1,439 108
Stock Yards Bancorp, Inc. 9,562 593
Sunstone Hotel Investors, Inc.(ö) 7,980 82
Texas Capital Bancshares, Inc.(Æ) 1,941 139
Tiptree, Inc. Class A 10,461 205
Towne Bank 14,060 465
TPG, Inc. 4,827 278
TriCo Bancshares 10,411 444
Triumph Financial, Inc.(Æ) 9,759 776
UMB Financial Corp. 1,358 143
UMH Properties, Inc.(ö) 14,014 276
United Bankshares, Inc. 3,311 123
United Community Banks, Inc. 4,494 131
United Fire Group, Inc. 516 11
Universal Insurance Holdings, Inc. 1,845 41
Unum Group(Û) 4,030 240
Valley National Bancorp 14,779 134
Vestis Corp. 6,724 100
Walker & Dunlop, Inc. 1,113 126
Webster Financial Corp. 2,342 109
Westwood Holdings Group, Inc. 31,760 451
William Penn Bancorp 24,006 294
Xenia Hotels & Resorts, Inc.(Ð)(ö) 6,917 102
49,627
Health Care - 18.5%
89Bio, Inc.(Æ) 4,038 30
Acadia Pharmaceuticals, Inc.(Æ) 5,563 86
ACELYRIN, Inc.(Æ) 8,368 41
Adaptive Biotechnologies Corp.(Æ) 7,339 38
ADMA Biologics, Inc.(Æ) 24,404 488
Akebia Therapeutics, Inc.(Æ) 9,644 13
Aldeyra Therapeutics, Inc.(Æ) 2,966 16
Alector, Inc.(Æ) 5,264 25
ANI Pharmaceuticals, Inc.(Æ) 18,082 1,079
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Therapeutics, Inc.(Æ) 5,258 45
Arcellx, Inc.(Æ)(Ð) 20,236 1,690
Argenx SE - ADR(Æ) 2,765 1,499
Arrowhead Pharmaceuticals, Inc.(Æ) 17,710 343
ARS Pharmaceuticals, Inc.(Æ) 3,172 46
Artivion, Inc.(Æ) 1,903 51
AtriCure, Inc.(Æ) 4,771 134
Avid Bioservices, Inc.(Æ) 12,340 140
Beam Therapeutics, Inc.(Æ)(Ð) 14,044 344
Biohaven, Ltd.(Æ) 9,125 456
BioLife Solutions, Inc.(Æ) 32,448 812
Blueprint Medicines Corp.(Æ) 4,604 426
BrightSpring Health Services, Inc.(Æ)(Ð) 18,268 268
CareDx, Inc.(Æ) 21,844 682
Castle Biosciences, Inc.(Æ) 1,931 55
Catalyst Pharmaceuticals, Inc.(Æ) 6,945 138
Chemed Corp. 616 370
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
CONMED Corp. 2,325 167
Contra Inhibrx, Inc.(Æ)(Š) 5,417 3
Corcept Therapeutics, Inc.(Æ)(Ð) 6,539 303
CorVel Corp.(Æ) 398 130
Crinetics Pharmaceuticals, Inc.(Æ) 2,604 133
Cytek Biosciences, Inc.(Æ) 4,219 23
Cytokinetics, Inc.(Æ) 5,853 309
CytomX Therapeutics, Inc.(Æ) 3,594 4
Dyne Therapeutics, Inc.(Æ) 7,297 262
Editas Medicine, Inc.(Æ) 4,433 15
Embecta Corp. 2,345 33
Enanta Pharmaceuticals, Inc.(Æ) 1,180 12
Enovis Corp. Class W(Æ) 9,082 391
Ensign Group, Inc. (The) 1,002 144
Exelixis, Inc.(Æ) 13,910 361
Fate Therapeutics, Inc.(Æ) 6,343 22
FibroGen, Inc.(Æ) 4,816 2
Fortrea Holdings, Inc.(Æ)(Ð) 3,676 73
GeneDx Holdings Corp.(Æ) 5,893 250
Geron Corp.(Æ) 155,456 706
Ginkgo Bioworks Holdings, Inc.(Æ)(Ð) 705 6
Glaukos Corp.(Æ) 1,212 158
Guardant Health, Inc.(Æ) 3,878 89
Haemonetics Corp.(Æ) 1,456 117
Halozyme Therapeutics, Inc.(Æ) 8,025 459
Harvard Bioscience, Inc.(Æ) 29,518 79
Health Catalyst, Inc.(Æ) 1,764 14
HealthEquity, Inc.(Æ) 4,836 396
Immunovant, Inc.(Æ) 15,206 434
Inari Medical, Inc.(Æ) 2,185 90
Incyte Corp.(Æ) 89 6
InfuSystem Holdings, Inc.(Æ) 53,295 357
Inmode, Ltd.(Æ) 6,291 107
Innoviva, Inc.(Æ) 21,669 418
Inogen, Inc.(Æ) 1,162 11
Insmed, Inc.(Æ) 4,469 326
Integer Holdings Corp.(Æ) 637 83
Integra LifeSciences Holdings Corp.(Æ) 5,086 92
Intellia Therapeutics, Inc.(Æ) 10,181 209
Intra-Cellular Therapies, Inc. Class A(Æ) 1,333 98
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 5,901 236
iRadimed Corp. 18,121 911

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
iRhythm Technologies, Inc.(Æ) 2,422 180
Ironwood Pharmaceuticals, Inc. Class A(Æ) 12,703 52
iTeos Therapeutics, Inc.(Æ) 1,639 17
Jasper Therapeutics, Inc.(Æ) 12,498 235
Joint Corp. (The)(Æ) 8,521 97
KalVista Pharmaceuticals, Inc.(Æ) 8,125 94
Keros Therapeutics, Inc.(Æ) 5,746 334
Kura Oncology, Inc.(Æ) 14,347 280
Kymera Therapeutics, Inc.(Æ) 3,582 170
Lantheus Holdings, Inc.(Æ) 1,390 153
Legend Biotech Corp. - ADR(Æ) 18,300 892
LeMaitre Vascular, Inc. 22,693 2,108
Ligand Pharmaceuticals, Inc. Class B(Æ) 8,040 805
MannKind Corp.(Æ) 30,539 192
Medpace Holdings, Inc.(Æ) 835 279
MeiraGTx Holdings PLC(Æ) 12,282 51
Merit Medical Systems, Inc.(Æ) 1,356 134
Moonlake Immunotherapeutics(Æ) 3,371 170
Natera, Inc.(Æ) 1,023 130
National HealthCare Corp. 1,340 169
Nektar Therapeutics(Æ) 8,101 11
Neurocrine Biosciences, Inc.(Æ)(Û) 5,213 601
Nevro Corp.(Æ)(Ð) 1,900 11
Omnicell, Inc.(Æ) 7,675 335
Option Care Health, Inc.(Æ) 15,071 472
OraSure Technologies, Inc.(Æ) 1,480 6
Organon & Co. 31,205 597
Orthofix Medical, Inc.(Æ) 14,933 233
Oscar Health, Inc. Class A(Æ) 6,306 134
Owens & Minor, Inc.(Æ) 9,223 145
Patterson Cos., Inc. 6,729 147
Pediatrix Medical Group, Inc.(Æ) 14,511 168
Pennant Group, Inc. (The)(Æ) 5,432 194
Perrigo Co. PLC 25,222 662
Personalis, Inc.(Æ) 2,191 12
PetIQ, Inc.(Æ) 7,042 217
Phibro Animal Health Corp. Class A 1,269 29
Phreesia, Inc.(Æ) 7,671 175
Poseida Therapeutics, Inc.(Æ) 1,526 4
Prestige Brands Holdings, Inc.(Æ) 1,707 123
PTC Therapeutics, Inc.(Æ)(Ð) 5,837 217
Pulmonx Corp.(Æ)(Ð) 3,065 25
Quipt Home Medical Corp.(Æ) 64,647 189
Radius Health, Inc.(Æ)(Š) 16,200 1
RadNet, Inc.(Æ) 6,835 474
Recursion Pharmaceuticals, Inc. Class A(Æ) 10,712 71
REGENXBIO, Inc.(Æ)(Ð) 2,705 28
Repligen Corp.(Æ) 2,575 383
Replimune Group, Inc.(Æ) 2,385 26
Rigel Pharmaceuticals, Inc.(Æ) 772 12
Rocket Pharmaceuticals, Inc.(Æ) 52,087 962
RxSight, Inc.(Æ) 3,317 164
Sage Therapeutics, Inc.(Æ) 7,235 52
Sangamo BioSciences, Inc.(Æ) 830 1
Sarepta Therapeutics, Inc.(Æ)(Û) 2,801 350
Schrodinger, Inc.(Æ) 14,295 265
Select Medical Holdings Corp. 4,496 157
Semler Scientific, Inc.(Æ) 533 13
SpringWorks Therapeutics, Inc.(Æ) 8,279 265
STAAR Surgical Co.(Æ) 1,908 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Structure Therapeutics, Inc. - ADR(Æ) 1,725 76
Summit Therapeutics, Inc.(Æ) 2,784 61
Supernus Pharmaceuticals, Inc.(Æ) 6,121 191
Surmodics, Inc.(Æ) 3,147 122
Sutro Biopharma, Inc.(Æ) 5,582 19
Tandem Diabetes Care, Inc.(Æ)(Û) 12,222 518
Teleflex, Inc. 934 231
Tenet Healthcare Corp.(Æ) 3,417 568
Terns Pharmaceuticals, Inc.(Æ) 44,642 372
Theravance Biopharma, Inc.(Æ) 1,650 13
TransMedics Group, Inc.(Æ) 920 144
Travere Therapeutics, Inc.(Æ) 11,124 156
UFP Technologies, Inc.(Æ) 3,879 1,228
Ultragenyx Pharmaceutical, Inc.(Æ) 4,429 246
United Therapeutics Corp.(Æ) 1,451 520
Utah Medical Products, Inc. 5,913 396
Vanda Pharmaceuticals, Inc.(Æ) 3,324 16
Varex Imaging Corp.(Æ) 3,777 45
Vaxcyte, Inc.(Æ) 3,833 438
Vera Therapeutics, Inc.(Æ) 968 43
Verve Therapeutics, Inc.(Æ) 6,137 30
Viemed Healthcare, Inc.(Æ) 12,062 88
Viking Therapeutics, Inc.(Æ) 23,568 1,492
Vir Biotechnology, Inc.(Æ) 1,220 9
Viridian Therapeutics, Inc.(Æ) 25,297 575
Xencor, Inc.(Æ) 15,311 308
Xenon Pharmaceuticals, Inc.(Æ) 13,676 538
Zai Lab, Ltd. - ADR(Æ) 14,322 346
Zimvie, Inc.(Æ) 8,426 134
Zymeworks, Inc.(Æ) 4,017 50
40,882
Materials and Processing - 8.0%
AAON, Inc. 3,404 367
Acuity Brands, Inc. 1,400 385
Advanced Drainage Systems, Inc. 199 31
AdvanSix, Inc. 22,721 690
Alcoa Corp.(Ð) 3,653 141
Algoma Steel Group, Inc. 29,436 301
American Vanguard Corp. 1,893 10
Arcadium Lithium PLC(Æ) 28,013 80
Ardagh Metal Packaging SA 11,359 43
Ashland, Inc. 7,754 674
Avient Corp. 10,393 523
AZEK Co., Inc. (The)(Æ) 7,971 373
Balchem Corp.(Æ) 523 92
Boise Cascade Co. 2,268 320
BrightView Holdings, Inc.(Æ) 9,029 142
Cabot Corp. 1,243 139
Capstone Copper Corp.(Æ) 25,198 197
Carpenter Technology Corp. 2,110 337
Century Aluminum Co.(Æ)(Ð) 2,124 34
Chemours Co. (The) 889 18
Codexis, Inc.(Æ) 5,633 17
Commercial Metals Co. 8,376 460
Constellium SE(Æ) 18,987 309
Crown Holdings, Inc. 4,830 463
Eagle Materials, Inc. 364 105
Ecovyst, Inc.(Æ) 18,061 124
ERO Copper Corp.(Æ) 9,691 216

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fabrinet(Æ) 1,200 284
Ferroglobe PLC 48,971 227
Haynes International, Inc. 347 21
HB Fuller Co. 1,284 102
Hecla Mining Co. 16,587 111
Hudson Technologies, Inc.(Æ) 11,366 95
Huntsman Corp. 26,573 643
Installed Building Products, Inc. 546 134
Insteel Industries, Inc. 4,687 146
JELD-WEN Holding, Inc.(Æ) 13,099 207
Kaiser Aluminum Corp. 877 64
Karat Packaging, Inc. 7,382 191
Knife River Corp.(Æ) 2,430 217
Koppers Holdings, Inc. 1,100 40
Kronos Worldwide, Inc. 13,091 163
Lennox International, Inc.(Ð) 132 80
Lithium Americas Argentina Corp.(Æ) 29,749 97
Louisiana-Pacific Corp. 4,117 442
Masterbrand, Inc.(Æ) 10,758 199
Mativ Holdings, Inc. 24,761 421
Mercer International, Inc.(Ð) 889 6
Minerals Technologies, Inc. 1,973 152
Modine Manufacturing Co.(Æ) 1,498 199
MRC Global, Inc.(Æ) 15,472 197
Myers Industries, Inc. 21,330 295
Northwest Pipe Co.(Æ) 3,564 161
O-I Glass, Inc.(Æ) 7,159 94
Olympic Steel, Inc. 2,960 115
Origin Materials, Inc.(Æ) 1,807 3
Orion SA 3,678 65
Pactiv Evergreen, Inc. 2,337 27
Quaker Chemical Corp. 2,742 462
Ranpak Holdings Corp.(Æ) 30,438 199
Rayonier Advanced Materials, Inc.(Æ) 41,747 357
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 886 100
Rush Enterprises, Inc. Class A 2,479 131
ScanSource, Inc.(Æ)(Û) 515 25
Schnitzer Steel Industries, Inc. Class A(Ð) 20,433 379
Sealed Air Corp. 4,370 159
Silgan Holdings, Inc. 3,842 202
Sonoco Products Co. 5,960 326
SPX Technologies, Inc.(Æ) 1,242 198
Stelco Holdings, Inc. 3,782 186
Stepan Co. 11,727 906
Summit Materials, Inc. Class A(Æ) 4,189 163
Sylvamo Corp. 1,845 158
Taseko Mines, Ltd.(Æ) 67,441 170
Tecnoglass, Inc. 1,466 101
TimkenSteel Corp.(Æ) 13,726 204
Trex Co., Inc.(Æ)(Ð) 4,491 299
Tronox Holdings PLC Class A 14,119 207
UFP Industries, Inc. 1,572 206
Unifi, Inc.(Æ) 214 2
United States Lime & Minerals, Inc. 930 91
VSE Corp. 3,876 321
Worthington Industries, Inc. 2,102 87
Worthington Steel, Inc. 3,610 123
17,561
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Producer Durables - 15.8%
ABM Industries, Inc. 6,305 333
Adient PLC(Æ) 4,029 91
ADT, Inc. 29,813 216
AECOM(Û) 4,407 455
AGCO Corp.(Ð) 4,334 424
Alight, Inc. Class A(Æ) 13,739 102
Allied Motion Technologies, Inc. 4,503 85
Allison Transmission Holdings, Inc. Class A 2,006 193
AMN Healthcare Services, Inc.(Æ) 3,246 138
Applied Industrial Technologies, Inc. 585 131
ArcBest Corp. 3,272 355
Arcosa, Inc. 4,318 409
Ardmore Shipping Corp. 22,013 398
Argan, Inc. 7,499 761
Arhaus, Inc. 34,544 425
ASGN, Inc.(Æ) 1,241 116
Astec Industries, Inc.(Ð) 12,316 393
Babcock & Wilcox Enterprises(Æ) 123,090 251
Barnes Group, Inc.(Ð) 23,066 932
Barrett Business Services, Inc. 2,133 80
Bloom Energy Corp. Class A(Æ) 4,540 48
Blue Bird Corp.(Æ) 6,609 317
Bowlero Corp. Class A 7,943 93
Bowman Consulting Group, Ltd.(Æ) 5,903 142
Brink's Co. (The) 1,352 156
Casella Waste Systems, Inc. Class A(Æ) 4,409 439
CECO Environmental Corp.(Æ) 5,917 167
Chart Industries, Inc.(Æ) 531 66
CompoSecure, Inc. Class A 3,037 43
Construction Partners, Inc. Class A(Æ) 1,347 94
Covenant Logistics Group, Inc. Class A 4,790 253
Cross Country Healthcare, Inc.(Æ) 9,047 122
Deluxe Corp. 35,035 683
DHT Holdings, Inc. 20,552 227
Dycom Industries, Inc.(Æ) 703 139
Embraer SA - ADR(Æ) 6,334 224
EnerSys 6,713 685
Ennis, Inc. 4,049 98
Enviri Corp.(Æ)(Ð) 1,352 14
Esab Corp. 1,466 156
EVERTEC, Inc. 3,058 104
ExlService Holdings, Inc.(Æ) 4,091 156
Exponent, Inc. 1,543 178
Faro Technologies, Inc.(Æ) 1,631 31
Federal Signal Corp. 5,605 524
Flowserve Corp. 8,734 451
Fluor Corp.(Æ) 14,320 683
Franklin Electric Co., Inc. 1,402 147
Frontier Group Holdings, Inc.(Æ) 25,357 136
GEO Group, Inc. (The)(Æ) 8,926 115
Golden Ocean Group, Ltd. 4,758 64
Graco, Inc. 1,666 146
Green Dot Corp. Class A(Æ) 5,028 59
Heartland Express, Inc.(Ð) 8,517 105
Heidrick & Struggles International, Inc. 1,481 58
Herc Holdings, Inc. Class W(Ð) 1,896 302
HNI Corp. 3,475 187
Hub Group, Inc. Class A 3,002 136
Hyster-Yale Materials Handling, Inc. 699 45

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
I3 Verticals, Inc. Class A(Æ) 41,877 892
ICF International, Inc. 1,329 222
Insperity, Inc.(Ð) 1,512 133
Integrated Electrical Services, Inc.(Æ) 1,513 302
International Seaways, Inc. 2,111 109
Kelly Services, Inc. Class A 1,681 36
Kennametal, Inc. 5,108 132
Knight-Swift Transportation Holdings, Inc. 4,475 241
Korn Ferry 2,002 151
Lamb Weston Holdings, Inc. 469 30
Landstar System, Inc.(Û) 1,788 338
Limbach Holdings, Inc.(Æ) 3,066 232
Lindsay Corp. 2,240 279
Loar Holdings, Inc.(Æ) 1,115 83
Mama's Creations, Inc.(Æ) 34,483 252
Manitowoc Co., Inc. (The)(Æ) 2,001 19
ManpowerGroup, Inc. 2,628 193
Marathon Digital Holdings, Inc.(Æ) 6,123 99
Marten Transport, Ltd. 47,099 834
MasTec, Inc.(Æ) 3,993 492
Matson, Inc. 1,039 148
Mayville Engineering Co., Inc.(Æ) 1,032 22
Mesa Laboratories, Inc. 8,333 1,082
Mirion Technologies, Inc.(Æ) 12,099 134
Mitek Systems, Inc.(Æ) 52,395 454
Moog, Inc. Class A 1,383 279
MSA Safety, Inc. 1,684 299
Mueller Industries, Inc. 4,330 321
MYR Group, Inc.(Æ) 1,757 180
NEXTracker, Inc. Class A(Æ) 1,597 60
Orion Group Holdings, Inc.(Æ) 51,411 297
Oshkosh Corp. 599 60
Paylocity Holding Corp.(Æ) 1,267 209
Payoneer Global, Inc.(Æ)(Ð) 18,045 136
Paysafe, Ltd.(Æ) 2,240 50
Phinia, Inc. 2,787 128
Powell Industries, Inc.(Ð) 614 136
Proficient Auto Logistics, Inc.(Æ) 4,287 61
PROG Holdings, Inc. 8,043 390
Proto Labs, Inc.(Æ) 2,315 68
Radiant Logistics, Inc.(Æ) 33,316 214
Repay Holdings Corp.(Æ) 79,883 652
Resources Connection, Inc. 66,128 641
Riot Blockchain, Inc.(Æ) 16,003 119
Robert Half, Inc.(Ð) 9,567 645
RXO, Inc.(Æ)(Ð) 11,991 336
Ryder System, Inc.(Û) 1,854 270
Ryerson Holding Corp. 7,875 157
Saia, Inc.(Æ)(Û) 1,162 508
Schneider National, Inc. Class B(Ð) 13,848 395
Scorpio Tankers, Inc. 6,515 465
SHYFT Group, Inc. (The) 3,128 39
Skyline Champion Corp.(Æ) 7,550 716
Sleep Number Corp.(Æ) 2,499 46
Star Bulk Carriers Corp. 22,782 540
Steelcase, Inc. Class A 4,595 62
Stericycle, Inc.(Æ) 2,384 145
Sterling Infrastructure, Inc.(Æ) 3,943 572
StoneCo, Ltd. Class A(Æ) 13,796 155
Stoneridge, Inc.(Æ) 37,693 422
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sun Country Airlines Holdings, Inc.(Æ) 16,375 184
Teekay Tankers, Ltd. Class A 7,578 441
Terex Corp. 2,028 107
Thermon Group Holdings, Inc.(Æ) 5,373 160
Tidewater, Inc.(Æ) 2,185 157
TopBuild Corp.(Æ) 515 209
TreeHouse Foods, Inc.(Æ) 4,194 176
TriNet Group, Inc. 1,873 182
TrueBlue, Inc.(Æ) 2,417 19
Tutor Perini Corp.(Æ)(Ð) 8,705 236
UniFirst Corp. 566 112
Universal Truckload Services, Inc. 2,609 112
V2X, Inc.(Æ) 5,858 327
Watts Water Technologies, Inc. Class A 797 165
Werner Enterprises, Inc. 17,253 666
WESCO International, Inc. 1,792 301
Willdan Group, Inc.(Æ) 1,900 78
WillScot Mobile Mini Holdings Corp.(Æ) 9,955 374
Xerox Holdings Corp. 9,078 94
XPO, Inc.(Æ) 393 42
ZipRecruiter, Inc. Class A(Æ) 7,287 69
34,974
Technology - 12.3%
8x8, Inc.(Æ) 80,479 164
A10 Networks, Inc. 67,541 975
ACI Worldwide, Inc.(Æ) 4,905 250
ACM Research, Inc. Class A(Æ) 10,795 219
Agilysys, Inc.(Æ) 1,396 152
Akamai Technologies, Inc.(Æ) 1,617 51
Alpha & Omega Semiconductor, Ltd.(Æ) 3,870 144
Altair Engineering, Inc. Class A(Æ) 1,643 157
Ambarella, Inc.(Æ) 1,875 106
American Software, Inc. Class A 43,859 491
Amkor Technology, Inc.(Û) 4,535 139
Appfolio, Inc. Class A(Æ) 1,523 359
Arlo Technologies, Inc.(Æ)(Ð)(Û) 5,288 64
Augmedix, Inc.(Æ) 59,496 140
AvePoint, Inc.(Æ) 22,994 271
AvidXchange Holdings, Inc.(Æ) 8,455 69
Axcelis Technologies, Inc.(Æ) 1,094 115
Bandwidth, Inc. Class A(Æ)(Ð) 1,690 30
BigCommerce Holdings, Inc.(Æ)(Ð) 6,737 39
BlackBerry, Ltd.(Æ) 28,043 73
Blend Labs, Inc. Class A(Æ) 26,535 99
Box, Inc. Class A(Æ)(Ð) 10,297 337
Calix, Inc.(Æ)(Û) 5,013 194
Cargurus, Inc.(Æ) 4,852 146
Cars.com, Inc.(Æ) 10,231 171
Cellebrite Di, Ltd.(Æ) 2,139 36
Cirrus Logic, Inc.(Æ)(Û) 3,152 391
Coherent Corp.(Æ) 1,344 119
Cohu, Inc.(Æ) 3,990 103
CommScope Holding Co., Inc.(Æ) 8,603 53
CommVault Systems, Inc.(Æ) 2,221 342
Concentrix Corp. 4,978 255
Conduent, Inc.(Æ) 9,977 40
Confluent, Inc. Class A(Æ)(Ð) 8,544 174
Consensus Cloud Solutions, Inc. Class
W(Æ) 5,837 137

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Corsair Gaming, Inc.(Æ)(Ð) 3,554 25
Couchbase, Inc.(Æ) 2,049 33
Crane NXT Co. 953 53
Credo Technology Group Holding, Ltd.(Æ) 2,430 75
CSG Systems International, Inc. 1,810 88
CyberArk Software, Ltd.(Æ) 558 163
Daktronics, Inc.(Æ) 14,930 193
Descartes Systems Group, Inc. (The)(Æ) 1,677 173
Despegar.com Corp.(Æ) 3,487 43
DigitalBridge Group, Inc. 8,530 121
DigitalOcean Holdings, Inc.(Æ)(Ð) 3,966 160
Diodes, Inc.(Æ) 1,625 104
Domo, Inc. Class B(Æ)(Ð) 3,797 29
DoubleVerify Holdings, Inc.(Æ) 14,386 242
Dropbox, Inc. Class A(Æ)(Ð) 12,952 329
DXC Technology Co.(Æ) 12,005 249
E2open Parent Holdings, Inc.(Æ)(Ð) 1,300 6
EPAM Systems, Inc.(Æ) 122 24
ePlus, Inc.(Æ) 2,237 220
Eventbrite, Inc. Class A(Æ)(Ð) 7,527 21
EverQuote, Inc. Class A(Æ) 3,762 79
Extreme Networks, Inc.(Æ) 4,473 67
Fastly, Inc. Class A(Æ)(Ð) 4,729 36
FormFactor, Inc.(Æ) 3,633 167
Gitlab, Inc. Class A(Æ) 3,601 186
Guidewire Software, Inc.(Æ)(Ð) 5,806 1,062
IDT Corp. Class B 3,897 149
Immersion Corp. 11,646 104
Insight Enterprises, Inc.(Æ) 590 127
Integral Ad Science Holding LLC(Æ)(Û) 7,840 85
Ituran Location and Control, Ltd. 4,006 106
Kaltura, Inc.(Æ) 203,075 276
KBR, Inc.(Ð) 8,666 564
Kulicke & Soffa Industries, Inc. 2,343 106
Kyndryl Holdings, Inc.(Æ) 14,399 331
Lyft, Inc. Class A(Æ) 15,619 199
Maplebear, Inc.(Æ)(Û) 7,039 287
MaxLinear, Inc. Class A(Æ) 7,562 109
MediaAlpha, Inc. Class A(Æ)(Û) 1,276 23
MeridianLink, Inc.(Æ)(Ð) 2,193 45
NAPCO Security Technologies, Inc.(Û) 1,644 67
NCR Atleos Corp.(Æ) 2,648 76
NCR Corp.(Æ) 7,193 98
NETGEAR, Inc.(Æ) 2,119 42
Novanta, Inc.(Æ) 893 160
Nutanix, Inc. Class A(Æ) 8,297 492
NVE Corp. 7,341 586
Olo, Inc. Class A(Æ)(Ð) 5,777 29
ON24, Inc.(Æ) 23,739 145
OneSpan, Inc.(Æ) 4,338 72
Onto Innovation, Inc.(Æ) 320 66
Ooma, Inc.(Æ) 19,759 225
Opendoor Technologies, Inc.(Æ)(Ð) 5,704 11
Outset Medical, Inc.(Æ)(Ð) 475 —
Parsons Corp.(Æ) 330 34
Paycom Software, Inc.(Ð) 167 28
PDF Solutions, Inc.(Æ) 32,026 1,015
Pegasystems, Inc. 10,152 742
Perficient, Inc.(Æ) 1,453 110
Photronics, Inc.(Æ) 5,721 142
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Planet Labs PBC(Æ)(Ð) 1,316 3
PlayAGS, Inc.(Æ) 27,886 318
Playtika Holding Corp.(Û) 5,669 45
Power Integrations, Inc. 1,732 111
Powerfleet, Inc.(Æ) 29,102 146
Procore Technologies, Inc.(Æ) 4,453 275
Progress Software Corp. 1,588 107
Pros Holdings, Inc.(Æ) 2,600 48
PubMatic, Inc. Class A(Æ) 2,011 30
Pure Storage, Inc. Class A(Æ)(Ð) 1,945 98
Qualys, Inc.(Æ) 995 128
Rackspace Technology, Inc.(Æ) 2,000 5
RADCOM, Ltd.(Æ) 10,957 113
Rambus, Inc.(Æ) 2,964 125
Ribbon Communications, Inc.(Æ) 3,914 13
RingCentral, Inc. Class A(Æ) 4,981 158
Roku, Inc.(Æ)(Ð) 3,601 269
Sanmina Corp.(Æ) 2,005 137
Sapiens International Corp. NV 2,165 81
SecureWorks Corp. Class A(Æ) 653 6
Semtech Corp.(Æ) 3,616 165
SentinelOne, Inc. Class A(Æ) 15,961 382
Silicon Laboratories, Inc.(Æ)(Ð) 2,322 268
Silicon Motion Technology Corp. - ADR 3,332 202
Silvaco Group, Inc.(Æ) 9,685 138
SimilarWeb, Ltd.(Æ) 10,578 93
Simulations Plus, Inc. 23,465 751
SiTime Corp.(Æ) 734 126
SMART Global Holdings, Inc.(Æ)(Ð) 11,409 239
Sonos, Inc.(Æ) 14,538 179
Sprout Social, Inc. Class A(Æ) 2,173 63
SPS Commerce, Inc.(Æ) 900 175
Squarespace, Inc. Class A(Æ) 3,772 175
Synaptics, Inc.(Æ) 1,460 113
Telos Corp.(Æ) 2,869 10
Teradata Corp.(Æ)(Ð) 9,722 295
Tower Semiconductor, Ltd.(Æ) 7,686 340
TrueCar, Inc.(Æ) 56,429 195
TTM Technologies, Inc.(Æ) 8,022 146
Twilio, Inc. Class A(Æ) 50 3
UiPath, Inc. Class A(Æ) 15,551 199
Unisys Corp.(Æ) 4,811 27
Upland Software, Inc.(Æ) 889 2
Varonis Systems, Inc.(Æ) 6,506 368
Verint Systems, Inc.(Æ) 7,278 184
Vimeo, Inc.(Æ) 74,482 376
Vishay Intertechnology, Inc. 25,754 487
Vivid Seats, Inc. Class A(Æ) 16,577 61
VTEX Class A(Æ) 29,391 219
Weave Communications, Inc.(Æ)(Ð) 1,536 20
Wix.com, Ltd.(Æ) 305 51
WNS Holdings, Ltd.(Æ) 6,827 360
Workiva, Inc.(Æ) 4,737 375
Xperi, Inc.(Æ)(Ð) 3,182 29
Yelp, Inc. Class A(Æ)(Û) 2,856 100
Yext, Inc.(Æ)(Ð) 6,914 48
Zeta Global Holdings Corp. Class A(Æ) 24,712 737
27,121
Utilities - 3.7%

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allete, Inc. 4,252 273
Artesian Resources Corp. Class A 11,216 417
Avista Corp. 2,406 93
California Resources Corp. 2,146 113
California Water Service Group 2,239 121
Chesapeake Utilities Corp. 1,016 126
CNX Resources Corp.(Æ) 4,366 142
Evolution Petroleum Corp. 75,474 401
Excelerate Energy, Inc. Class A 41,015 903
Genie Energy, Ltd. Class B 6,180 100
Golar LNG, Ltd. 4,075 150
Gulfport Energy Corp.(Æ) 1,502 227
IDACORP, Inc. 3,371 348
Iridium Communications, Inc.(Û) 4,957 151
Kosmos Energy, Ltd.(Æ) 39,210 158
Magnolia Oil & Gas Corp. Class A 15,703 383
New Jersey Resources Corp. 2,126 100
Northern Oil and Gas, Inc. 2,292 81
NorthWestern Corp. 1,849 106
NRG Energy, Inc.(Û) 7,014 639
ONE Gas, Inc. 1,467 109
Permian Resources Corp. 40,633 553
Portland General Electric Co. 8,052 386
RGC Resources, Inc. 5,423 122
SandRidge Energy, Inc. 9,646 118
Saturn Oil & Gas, Inc.(Æ) 114,385 198
Southwest Gas Holdings, Inc. 1,746 129
Spire, Inc. 5,928 399
Talen Energy Corp.(Æ) 379 68
Talos Energy, Inc.(Æ) 12,343 128
Unitil Corp. 7,543 457
Vital Energy, Inc.(Æ) 3,394 91
York Water Co. (The) 9,591 359
8,149
Total Common Stocks
(cost $187,428) 219,144
Short-Term Investments - 4.4%
U.S. Cash Management Fund(@) 9,800,670 (∞) 9,802
Total Short-Term Investments
(cost $9,799) 9,802
Total Investments - 103.7%
(identified cost $197,227) 228,946
Securities Sold Short - (4.1)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (1,152) (121)
Altice USA, Inc. Class A(Æ) (6,782) (17)
Churchill Downs, Inc. (1,088) (147)
Dutch Bros, Inc. Class A(Æ) (2,718) (87)
EW Scripps Co. (The) Class A(Æ) (4,114) (9)
Gentherm, Inc.(Æ) (1,181) (55)
Hilton Grand Vacations, Inc.(Æ) (2,337) (85)
Kura Sushi USA, Inc. Class A(Æ) (159) (13)
LGI Homes, Inc.(Æ) (662) (78)
Lithia Motors, Inc. Class A (412) (131)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Portillo's, Inc. Class A(Æ) (2,894) (39)
Savers Value Village, Inc.(Æ) (2,647) (28)
Topgolf Callaway Brands Corp.(Æ) (6,121) (67)
VF Corp. (10,147) (202)
Warner Music Group Corp. Class A (757) (24)
XPEL, Inc.(Æ)(Þ) (772) (34)
Ziff Davis, Inc.(Æ) (249) (12)
(1,149)
Consumer Staples - (0.1)%
Alico, Inc. (555) (15)
B&G Foods, Inc. Class A (674) (6)
Krispy Kreme, Inc. (3,877) (42)
MGP Ingredients, Inc. (910) (76)
WD-40 Co. (334) (86)
Westrock Coffee Co.(Æ) (1,855) (12)
(237)
Energy - (0.2)%
Aemetis, Inc.(Æ) (1,570) (4)
Ameresco, Inc. Class A(Æ) (1,336) (51)
ASP Isotopes, Inc.(Æ) (2,413) (7)
Cleanspark, Inc.(Æ) (375) (3)
Core Laboratories, Inc. (2,088) (39)
Energy Vault Holdings, Inc.(Æ) (3,578) (3)
FuelCell Energy, Inc.(Æ) (13,728) (5)
Patterson-UTI Energy, Inc. (12,813) (98)
Plug Power, Inc.(Æ) (3,096) (7)
Ring Energy, Inc.(Æ) (5,195) (8)
Shoals Technologies Group, Inc. Class A(Æ) (6,663) (37)
Sitio Royalties Corp. Class A (2,197) (46)
Sunnova Energy International, Inc.(Æ) (5,225) (51)
Sunrun, Inc.(Æ) (5,583) (101)
TPI Composites, Inc.(Æ) (894) (4)
Uranium Energy Corp.(Æ) (14,509) (90)
(554)
Financial Services - (0.6)%
AGNC Investment Corp.(ö) (1,550) (16)
Applied Digital Corp.(Æ) (2,566) (21)
Arbor Realty Trust, Inc.(ö) (2,000) (31)
ARMOUR Residential REIT, Inc.(ö) (3,985) (81)
BGC Group, Inc. Class A (8,084) (74)
Burke & Herbert Financial Services Corp. (300) (18)
California BanCorp(Æ) (368) (5)
Capitol Federal Financial, Inc. (5,475) (32)
City Holding Co. (189) (22)
Cohen & Steers, Inc. (1,181) (113)
Columbia Financial, Inc.(Æ) (332) (6)
Community West Bancshares (404) (8)
Distribution Solutions Group, Inc.(Æ) (839) (32)
Dynex Capital, Inc.(ö) (733) (9)
European Wax Center, Inc. Class A(Æ) (1,227) (8)
Glacier Bancorp, Inc. (1,090) (50)
Global Net Lease, Inc.(ö) (10,281) (87)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (3,874) (134)
Healthcare Realty Trust, Inc.(ö) (1,000) (18)
Hudson Pacific Properties, Inc.(ö) (4,908) (24)
Lakeland Financial Corp. (1,029) (67)
MBIA, Inc. (3,092) (11)
New York Community Bancorp, Inc. (1,400) (16)
Office Properties Income Trust(ö) (4,830) (11)
Old National Bancorp (1,973) (37)
Open Lending Corp. Class A(Æ) (2,700) (17)
Ready Capital Corp.(ö) (6,251) (48)
ServisFirst Bancshares, Inc. (1,371) (110)
Shift4 Payments, Inc. Class A(Æ) (1,461) (130)
Shore Bancshares, Inc. (640) (9)
Stock Yards Bancorp, Inc. (636) (39)
(1,284)
Health Care - (0.8)%
4D Molecular Therapeutics, Inc.(Æ) (685) (7)
Acadia Healthcare Co., Inc.(Æ) (1,880) (119)
Agenus, Inc.(Æ) (1,256) (7)
AtriCure, Inc.(Æ) (1,900) (53)
ClearPoint Neuro, Inc.(Æ) (1,157) (13)
CorMedix, Inc.(Æ) (2,507) (20)
Crinetics Pharmaceuticals, Inc.(Æ) (2,110) (108)
Cytokinetics, Inc.(Æ) (995) (53)
Dianthus Therapeutics, Inc.(Æ) (773) (21)
Evolus, Inc.(Æ) (1,406) (23)
EyePoint Pharmaceuticals, Inc.(Æ) (1,337) (11)
Geron Corp.(Æ) (20,433) (93)
Globus Medical, Inc. Class A(Æ) (2,795) (200)
Ideaya Biosciences, Inc.(Æ) (267) (8)
Joint Corp. (The)(Æ) (909) (10)
Kura Oncology, Inc.(Æ) (2,068) (40)
Lexicon Pharmaceuticals, Inc.(Æ) (4,448) (7)
Lineage Cell Therapeutics, Inc.(Æ) (3,399) (3)
Multiplan Corp.(Æ) (267) (2)
Neogen Corp.(Æ) (7,083) (119)
Paragon 28, Inc.(Æ) (1,500) (10)
Perspective Therapeutics, Inc.(Æ) (876) (12)
RadNet, Inc.(Æ) (2,164) (150)
Repligen Corp.(Æ) (948) (141)
Rocket Pharmaceuticals, Inc.(Æ) (2,030) (38)
Sanara Medtech, Inc.(Æ) (177) (5)
Surgery Partners, Inc.(Æ) (2,044) (66)
Syndax Pharmaceuticals, Inc.(Æ) (1,952) (38)
TransMedics Group, Inc.(Æ) (645) (101)
Vaxcyte, Inc.(Æ) (1,808) (207)
Zynex, Inc.(Æ) (700) (6)
(1,691)
Materials and Processing - (0.2)%
AAON, Inc. (1,554) (168)
Aspen Aerogels, Inc.(Æ) (2,826) (78)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Compass Minerals International, Inc. (3,019) (36)
Ivanhoe Electric, Inc.(Æ) (2,745) (23)
Piedmont Lithium, Inc.(Æ) (1,118) (10)
Quaker Chemical Corp. (424) (72)
VSE Corp. (519) (43)
(430)
Producer Durables - (0.6)%
AeroVironment, Inc.(Æ) (724) (145)
Badger Meter, Inc. (728) (159)
Casella Waste Systems, Inc. Class A(Æ) (1,557) (155)
Deluxe Corp. (1,342) (26)
FiscalNote Holdings, Inc.(Æ) (3,756) (5)
Forward Air Corp. (3,243) (115)
I3 Verticals, Inc. Class A(Æ) (1,198) (26)
indie Semiconductor, Inc. Class A(Æ) (5,626) (22)
Itron, Inc.(Æ) (1,228) (131)
Kadant, Inc. (460) (155)
Kratos Defense & Security Solutions, Inc.
(Æ) (3,902) (91)
LanzaTech Global, Inc.(Æ) (1,063) (2)
National CineMedia, Inc.(Æ) (478) (3)
RBC Bearings, Inc.(Æ) (523) (157)
SES AI Corp.(Æ) (1,252) (1)
Solid Power, Inc.(Æ) (11,698) (16)
Triumph Group, Inc.(Æ) (1,986) (26)
Zurn Elkay Water Solutions Corp. (3,238) (116)
(1,351)
Technology - (0.9)%
Aehr Test Systems(Æ) (147) (2)
Agilysys, Inc.(Æ) (676) (74)
Aspen Technology, Inc.(Æ) (683) (163)
Atomera, Inc.(Æ) (1,173) (3)
Clearfield, Inc.(Æ) (1,046) (41)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (3,747) (95)
Coherent Corp.(Æ) (1,521) (135)
Digi International, Inc.(Æ) (1,141) (31)
Digimarc Corp.(Æ) (781) (21)
EchoStar Corp. Class A(Æ) (4,927) (122)
Five9, Inc.(Æ) (2,111) (61)
Gen Digital, Inc. (7,199) (197)
Immersion Corp. (1,530) (14)
Knowles Corp.(Æ) (650) (12)
Lattice Semiconductor Corp.(Æ) (3,121) (166)
Life360, Inc.(Æ) (242) (10)
MACOM Technology Solutions Holdings,
Inc.(Æ) (1,350) (150)
Navitas Semiconductor Corp.(Æ) (5,321) (13)
NextNav, Inc.(Æ) (3,091) (23)
Onto Innovation, Inc.(Æ) (796) (165)
PAR Technology Corp.(Æ) (1,855) (97)
Powerfleet, Inc.(Æ) (2,700) (13)
Progress Software Corp. (2,349) (158)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SiTime Corp.(Æ) (206) (35)
Veeco Instruments, Inc.(Æ) (2,017) (67)
Vertex, Inc. Class A(Æ) (337) (13)
ViaSat, Inc.(Æ) (3,691) (44)
Vishay Intertechnology, Inc. (4,988) (94)
Vivid Seats, Inc. Class A(Æ) (3,800) (14)
Wolfspeed, Inc.(Æ) (4,944) (48)
(2,081)
Utilities - (0.2)%
Civitas Resources, Inc. (582) (30)
Cogent Communications Holdings, Inc. (1,818) (138)
Lumen Technologies, Inc.(Æ) (491) (3)
MGE Energy, Inc. (1,519) (139)
New Fortress Energy, Inc. (2,284) (21)
NextDecade Corp.(Æ) (2,374) (11)
(342)
Total Securities Sold Short
(proceeds $8,038) (9,119)
Other Assets and Liabilities,
Net - 0.4%
779
Net Assets - 100.0%
220,606

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.0)%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
XPEL, Inc. 07/26/24 (772) 38.65 (30) (34)
(34)
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 91 USD 10,234 12/24 179
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 179
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 27,418 $ — $ —
$ —
$ 27,418
Consumer Staples 4,838 — —
—
4,838
Energy 8,574 — —
—
8,574
Financial Services 49,627 — —
—
49,627
Health Care 40,867 — 15
—
40,882
Materials and Processing 17,551 — 10
—
17,561
Producer Durables 34,974 — —
—
34,974
Technology 27,121 — —
—
27,121
Utilities 8,149 — —
—
8,149
Short-Term Investments — — — 9,802 9,802
Total Investments
219,119 — 25 9,802 228,946
Securities Sold Short
*
(9,119) — — — (9,119)
Other Financial Instruments
Assets
Futures Contracts 179 — — — 179
Total Other Financial Instruments
**
$ 179 $ — $ — $ — $ 179
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2024, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended September 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,962 $ 51,719 $ 51,884 $ 2 $ 3 $ 9,802 $ 380 $ —
U.S. Cash Collateral Fund 3,175 18,895 22,070 — — — 120 —
$ 13,137 $ 70,614 $ 73,954 $ 2 $ 3 $ 9,802 $ 500 $ —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Australia - 2.3%
Aristocrat Leisure, Ltd. 3,255 132
ASX, Ltd. 2,670 118
Australia & New Zealand Banking
Group, Ltd. 9,135 193
BHP Group, Ltd. 46,894 1,458
Brambles, Ltd. 12,115 160
Cochlear, Ltd. 395 77
Coles Group, Ltd. 10,103 126
Commonwealth Bank of Australia 4,236 398
Fortescue Metals Group, Ltd. 41,919 591
Glencore PLC 133,688 765
Goodman Group(ö) 4,363 112
Insurance Australia Group, Ltd. 93,947 479
Macquarie Group, Ltd. 628 101
Medibank Pvt , Ltd. 36,191 92
National Australia Bank, Ltd. 7,494 194
Northern Star Resources, Ltd. 10,952 120
QBE Insurance Group, Ltd. 64,419 736
Rio Tinto PLC 16,734 1,186
Rio Tinto, Ltd. 1,154 103
Santos, Ltd. 16,481 80
Suncorp Group, Ltd. 7,737 97
Telstra Group, Ltd. 179,403 482
Wesfarmers, Ltd. 5,033 245
Westpac Banking Corp. 7,552 166
WiseTech Global, Ltd. 1,411 134
Woodside Energy Group, Ltd. 4,839 84
8,429
Austria - 0.8%
ams -OSRAM AG(Æ) 9,433 132
Erste Group Bank AG 33,760 1,852
Mondi PLC 44,471 847
2,831
Belgium - 0.2%
Ageas SA 9,041 482
KBC Groep NV 1,202 96
Proximus SADP 21,425 167
UCB SA 593 107
852
Brazil - 1.0%
Ambev SA(Æ) 483,988 1,162
Atacadao SA(Æ) 106,481 181
Banco Bradesco SA - ADR 215,372 573
Banco do Brasil SA 86,470 432
Caixa Seguridade Participacoes SA 16,561 44
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 22,733 377
Lojas Renner SA 87,446 290
Telefonica Brasil SA 49,774 510
Ultrapar Participacoes SA 24,697 96
3,665
Burkina Faso - 0.1%
Endeavour Mining PLC 8,315 198
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canada - 4.5%
Agnico Eagle Mines, Ltd. 1,183 95
Alimentation Couche-Tard, Inc. 2,589 143
ARC Resources, Ltd. 20,299 343
Bank of Montreal 995 90
Bank of Nova Scotia (The) 2,326 127
Barrick Gold Corp. 27,207 541
Brookfield Asset Management, Inc. 2,104 112
Canadian Imperial Bank of Commerce 2,428 149
Canadian National Railway Co. 21,741 2,546
Canadian Natural Resources, Ltd. 6,566 218
Canadian Pacific Kansas City, Ltd. 1,090 93
CCL Industries, Inc. Class B 2,111 129
Cenovus Energy, Inc. 7,657 128
Constellation Software, Inc. 82 267
Dollarama , Inc. 9,212 944
Enbridge, Inc. 4,216 171
Fairfax Financial Holdings, Ltd. 172 217
Great-West Lifeco , Inc. 13,568 462
iA Financial Corp., Inc. 3,847 319
Imperial Oil, Ltd. 1,855 131
Intact Financial Corp. 883 169
Kinross Gold Corp. 14,736 138
Loblaw Cos., Ltd. 984 131
Magna International, Inc. Class A 24,520 1,006
Manulife Financial Corp. 37,562 1,110
Metro, Inc. Class A 960 61
National Bank of Canada 1,092 103
Nutrien , Ltd. 2,561 123
Pembina Pipeline Corp. 2,344 97
Royal Bank of Canada 12,529 1,564
Shopify, Inc. Class A(Æ) 11,805 946
Stantec , Inc. 9,886 795
Sun Life Financial, Inc. 17,744 1,029
Suncor Energy, Inc. 5,749 212
TFI International, Inc. 924 126
Thomson Reuters Corp. 371 63
Toronto-Dominion Bank (The) 8,789 556
Tourmaline Oil Corp. 13,997 650
West Fraser Timber Co., Ltd. 968 95
WSP Global, Inc. 551 98
16,297
Chile - 0.0%
Antofagasta PLC 3,603 97
China - 2.7%
Alibaba Group Holding, Ltd. 141,414 1,880
Baidu, Inc. Class A(Æ) 21,950 289
BOC Hong Kong Holdings, Ltd. 26,000 83
China Mengniu Dairy Co., Ltd. 121,000 285
China Merchants Bank Co., Ltd. Class
H 67,000 326
China Overseas Land & Investment,
Ltd. 273,000 544
Dongfeng Motor Group Co., Ltd. Class
H 218,000 70
Haier Smart Home Co., Ltd. Class H 147,800 583
Lenovo Group, Ltd. 482,000 648
Tencent Holdings, Ltd. 82,284 4,607
Weichai Power Co., Ltd. Class H 276,000 503

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wilmar International, Ltd. 19,000 49
9,867
Denmark - 2.3%
AP Moller - Maersk A/S Class B 49 83
Danske Bank A/S 28,337 853
DSV A/S 3,548 736
Novo Nordisk A/S Class B 49,518 5,896
Novonesis ( Novozymes ) B Class B 589 42
Pandora A/S 576 95
Tryg A/S 3,314 79
Vestas Wind Systems A/S(Æ) 27,503 607
8,391
Finland - 1.0%
Elisa OYJ 6,549 347
Nokia OYJ 384,816 1,682
Nordea Bank Abp 6,897 81
Sampo OYJ Class A 18,079 845
UPM- Kymmene OYJ 21,817 731
3,686
France - 8.2%
Accor SA 44,280 1,925
Air Liquide SA Class A 1,122 217
Airbus Group SE 7,522 1,101
Amundi SA(Þ) 14,487 1,082
AXA SA 30,394 1,170
BNP Paribas SA 11,838 812
Bureau Veritas SA 38,361 1,273
Capgemini SE 4,574 991
Carrefour SA 34,272 585
Cie de Saint-Gobain SA 7,635 696
Cie Generale des Etablissements
Michelin SCA 40,826 1,657
Danone SA 13,962 1,017
Dassault Aviation SA 3,042 627
Dassault Systemes SE 2,279 90
Engie SA 50,046 865
EssilorLuxottica SA 568 134
Eurazeo SE 1,650 136
Hermes International 83 204
Legrand SA 1,065 123
L'Oreal SA 3,485 1,562
LVMH Moet Hennessy Louis Vuitton
SE 3,739 2,872
Orange SA 49,173 563
Pernod Ricard SA 1,987 300
Publicis Groupe SA 6,674 730
Remy Cointreau SA 1,364 106
Renault SA 8,895 387
Rexel SA Class H 48,703 1,411
Safran SA 3,432 810
Sartorius Stedim Biotech 11,457 2,398
Societe Generale SA 30,464 759
Teleperformance 14,495 1,504
TotalEnergies SE 22,721 1,473
Valeo SE 19,170 232
Vinci SA 966 113
29,925
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 6.7%
adidas AG 3,975 1,052
Allianz SE 2,035 668
BASF SE 41,475 2,195
Bayer AG 39,906 1,348
Beiersdorf AG 941 142
Commerzbank AG 7,694 142
Continental AG 18,183 1,176
Covestro AG(Æ)(Þ) 11,587 722
Daimler Truck Holding AG 57,669 2,156
Deutsche Boerse AG 12,471 2,924
Deutsche Post AG 2,236 100
Deutsche Telekom AG 4,059 119
E.ON SE 8,607 128
Evonik Industries AG 55,206 1,291
Fresenius Medical Care AG 22,615 962
Fresenius SE & Co. KGaA (Æ) 16,024 610
GEA Group AG 6,603 323
Hannover Rueck SE 3,106 885
Heidelberg Materials AG 9,184 998
Infineon Technologies AG 22,256 779
Knorr- Bremse AG 3,063 272
Mercedes-Benz Group AG 16,539 1,069
Merck KGaA 489 86
Muenchener Rueckversicherungs-
Gesellschaft AG 2,146 1,181
Rheinmetall AG 1,812 980
SAP SE 8,195 1,862
Siemens AG 989 200
Symrise AG 870 120
Talanx AG 1,383 116
24,606
Hong Kong - 2.0%
AIA Group, Ltd. 400,539 3,542
CK Asset Holdings, Ltd. 83,049 361
CLP Holdings, Ltd. 60,000 529
Hang Seng Bank, Ltd. 30,600 381
Hong Kong & China Gas Co., Ltd. 556,000 453
Hong Kong Exchanges & Clearing, Ltd. 5,600 228
Power Assets Holdings, Ltd. 80,500 516
Prudential PLC 55,590 518
Sino Land Co., Ltd. 56,000 61
Techtronic Industries Co., Ltd. 6,771 103
WH Group, Ltd.(Þ) 556,000 440
7,132
Hungary - 0.1%
OTP Bank PLC 5,799 303
India - 1.3%
Axis Bank, Ltd. - GDR(Þ) 7,964 580
HDFC Bank, Ltd. - ADR 38,317 2,397
Larsen & Toubro, Ltd. - GDR(Þ) 17,257 767
MakeMyTrip , Ltd.(Æ) 11,769 1,094
4,838
Indonesia - 0.1%
Bank Rakyat Indonesia Persero Tbk PT 1,421,900 465

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 0.9%
AIB Group PLC 74,276 426
Bank of Ireland Group PLC 150,583 1,685
Flutter Entertainment PLC(Æ) 5,367 1,263
Kingspan Group PLC 1,032 97
3,471
Israel - 0.1%
Check Point Software Technologies,
Ltd.(Æ) 1,026 198
Nice, Ltd.(Æ) 547 95
293
Italy - 2.6%
BPER Banca 95,265 537
Coca-Cola HBC AG 2,806 100
Davide Campari-Milano NV 29,944 254
Enel SpA 217,247 1,736
Eni SpA 61,078 935
FinecoBank Banca Fineco SpA 134,639 2,308
Generali 6,169 178
Intesa Sanpaolo SpA 28,762 123
Moncler SpA 8,853 562
Poste Italiane SpA (Þ) 4,258 60
Prysmian SpA 1,340 98
Recordati SpA 4,442 251
Ryanair Holdings PLC - ADR 17,118 773
Terna - Rete Elettrica Nazionale 7,792 70
UniCredit SpA 36,515 1,605
9,590
Japan - 16.4%
Advantest Corp. 15,500 736
Ajinomoto Co., Inc. 2,700 104
Alfresa Holdings Corp. 11,600 182
Alps Alpine Co., Ltd. 13,900 150
Amada Co., Ltd. 13,400 137
Asahi Group Holdings, Ltd. 4,800 63
Asics Corp. 5,300 111
Bridgestone Corp. 36,900 1,419
Brother Industries, Ltd. 8,600 167
Canon, Inc. 32,000 1,051
Chugai Pharmaceutical Co., Ltd. 3,600 174
Dai-ichi Life Holdings, Inc. 20,750 535
Daiichi Sankyo Co., Ltd. 30,600 1,006
Daikin Industries, Ltd. 500 70
Daito Trust Construction Co., Ltd. 3,500 425
Daiwa House Industry Co., Ltd. 4,700 148
DeNA Co., Ltd. 13,400 167
Denso Corp. 46,900 698
Dentsu , Inc. 17,700 545
Disco Corp. 700 185
Eisai Co., Ltd. 2,540 95
Fast Retailing Co., Ltd. 400 132
Fuji Electric Co., Ltd. 1,900 115
FUJIFILM Holdings Corp. 5,700 147
Fujitsu, Ltd. 9,000 185
Fukuoka Financial Group, Inc. 19,300 495
Hakuhodo DY Holdings, Inc. 25,200 206
Hino Motors, Ltd.(Æ) 37,700 122
Hitachi, Ltd. 17,000 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Honda Motor Co., Ltd. 35,013 369
Hoya Corp. 800 111
Iida Group Holdings Co., Ltd. 21,800 337
Isuzu Motors, Ltd. 30,900 417
ITOCHU Corp. 21,400 1,150
Japan Airlines Co., Ltd. 13,000 228
Japan Exchange Group, Inc. 10,000 130
Japan Post Bank Co., Ltd. Class A 4,600 43
Japan Post Holdings Co., Ltd. 15,600 149
Japan Post Insurance Co., Ltd. Class A 19,300 351
Japan Tobacco, Inc. 30,500 891
JGC Holdings Corp. 18,600 163
Kajima Corp. 5,100 95
Kao Corp. 20,300 1,006
KDDI Corp. 30,400 973
Keyence Corp. 6,100 2,920
Kirin Holdings Co., Ltd. 43,100 657
Koito Manufacturing Co., Ltd. 31,200 431
Komatsu, Ltd. 45,400 1,259
Kubota Corp. 45,900 652
Kyocera Corp. 46,200 536
Makita Corp. 8,568 290
MEIJI Holdings Co., Ltd. 8,400 210
Minebea Co., Ltd. 41,500 819
Mitsubishi Corp. 5,300 110
Mitsubishi Electric Corp. 5,400 87
Mitsubishi Estate Co., Ltd. 25,500 403
Mitsubishi Gas Chemical Co., Inc. 15,400 298
Mitsubishi HC Capital, Inc. 13,300 94
Mitsubishi Heavy Industries, Ltd. 7,100 105
Mitsubishi UFJ Financial Group, Inc. 23,900 243
Mitsui & Co., Ltd. 4,400 98
Mizuho Financial Group, Inc. 6,100 125
MS&AD Insurance Group Holdings,
Inc. 55,300 1,290
Murata Manufacturing Co., Ltd. 7,200 141
NEC Corp. 1,700 164
Nidec Corp. 104,000 2,186
Nikon Corp. 13,800 143
Nintendo Co., Ltd. 4,200 224
Nippon Telegraph & Telephone Corp. 106,550 109
Nippon Television Holdings, Inc. 15,800 248
Nissan Chemical Corp. 4,400 157
Nissan Motor Co., Ltd. 127,300 358
Nitto Denko Corp. 111,500 1,864
Obayashi Corp. 7,100 90
Obic Co., Ltd. 2,000 70
Olympus Corp. 45,700 867
Ono Pharmaceutical Co., Ltd. 35,391 471
ORIX Corp. 4,200 97
Otsuka Corp. 8,100 200
Otsuka Holdings Co., Ltd. 2,300 130
Pan Pacific International Holdings
Corp. 3,500 90
Panasonic Holdings Corp. 6,800 59
Persol Holdings Co., Ltd. 163,800 294
Recruit Holdings Co., Ltd. 6,600 402
Resona Holdings, Inc. 197,700 1,378
Rinnai Corp. 10,900 269
Rohm Co., Ltd. 38,100 428

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Secom Co., Ltd. 5,200 192
Sega Sammy Holdings, Inc. 12,200 244
Seiko Epson Corp. 10,300 190
Sekisui Chemical Co., Ltd. 19,100 298
Sekisui House, Ltd. 7,400 206
SG Holdings Co., Ltd. 12,200 131
Shin-Etsu Chemical Co., Ltd. 88,075 3,684
Shionogi & Co., Ltd. 36,000 516
SMC Corp. 1,100 489
SoftBank Corp. 87,000 113
SoftBank Group Corp. 1,400 83
Sony Group Corp. 46,050 894
Stanley Electric Co., Ltd. 12,839 239
Subaru Corp. 48,744 847
Sumitomo Corp. 3,400 76
Sumitomo Electric Industries, Ltd. 5,800 93
Sumitomo Heavy Industries, Ltd. 8,000 192
Sumitomo Mitsui Financial Group, Inc. 23,700 505
Sumitomo Mitsui Trust Holdings, Inc. 36,400 864
Sumitomo Rubber Industries, Ltd. 18,400 202
Suntory Beverage & Food, Ltd. 33,600 1,261
Suzuki Motor Corp. 7,500 84
T&D Holdings, Inc. 79,000 1,380
Taiheiyo Cement Corp. 6,800 160
Takeda Pharmaceutical Co., Ltd. 29,100 832
TDK Corp. 96,500 1,232
Terumo Corp. 6,400 121
THK Co., Ltd. 12,800 225
Tokio Marine Holdings, Inc. 30,000 1,101
Tokyo Electron, Ltd. 13,910 2,470
Toray Industries, Inc. 138,000 813
TOTO, Ltd. 5,000 186
Toyota Motor Corp. 47,600 853
Trend Micro, Inc.(Æ) 4,800 284
Tsuruha Holdings, Inc. 3,600 227
Unicharm Corp. 4,300 155
Yakult Honsha Co., Ltd. 9,200 213
Yamaha Motor Co., Ltd. 40,400 362
Yamato Holdings Co., Ltd. 25,994 297
59,812
Jordan - 0.1%
Hikma Pharmaceuticals PLC 7,585 194
Luxembourg - 0.4%
ArcelorMittal SA 50,304 1,320
RTL Group SA 3,991 135
1,455
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 320,869 1,591
Mexico - 0.1%
Fresnillo PLC 26,516 218
Netherlands - 4.7%
ABN AMRO Bank NV(Þ) 36,355 657
Adyen NV(Æ)(Þ) 176 276
Argenx SE(Æ) 1,045 566
ASM International NV 124 82
ASML Holding NV 3,043 2,537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BE Semiconductor Industries NV 882 112
Euronext NV(Þ) 3,259 354
Ferrari NV 2,080 974
Heineken NV 8,053 714
ING Groep NV 111,915 2,035
Koninklijke Ahold Delhaize NV 4,432 153
Koninklijke KPN NV 153,265 626
Koninklijke Philips NV(Æ) 52,953 1,735
NN Group NV 12,908 644
Randstad NV 38,917 1,934
Universal Music Group NV 131,333 3,439
VEON, Ltd. - ADR(Æ) 5,377 163
Wolters Kluwer NV 1,533 258
17,259
New Zealand - 0.1%
Spark New Zealand, Ltd. 91,708 177
Norway - 0.7%
DNB Bank ASA 18,317 376
Equinor ASA Class N 64,170 1,626
Gjensidige Forsikring ASA 9,402 176
Norsk Hydro ASA 5,322 35
Orkla ASA 35,142 330
Telenor ASA 11,896 152
2,695
Portugal - 0.0%
Galp Energia SGPS SA Class B 4,304 81
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
Lukoil PJSC(Æ)(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 1.0%
CapitaLand Ascendas REIT(ö) 27,900 62
DBS Group Holdings, Ltd. 36,831 1,094
Grab Holdings, Ltd. Class A(Æ) 25,734 98
Oversea-Chinese Banking Corp., Ltd. 85,792 1,010
Singapore Exchange, Ltd. 16,800 149
Singapore Technologies Engineering,
Ltd. 29,300 106
Singapore Telecommunications, Ltd. 361,700 910
United Overseas Bank, Ltd. 4,700 118
3,547
South Africa - 0.2%
Anglo American PLC 11,394 370
MTN Group, Ltd. 47,532 253
Old Mutual, Ltd. 313,428 249
872
South Korea - 1.1%
Coway Co., Ltd. 4,975 254
Hankook Tire & Technology Co., Ltd. 4,280 135
Hyundai Mobis Co., Ltd. 2,710 452
KB Financial Group, Inc. 10,106 628

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KT Corp. - ADR 33,867 521
Samsung Electronics Co., Ltd. 18,439 874
Shinhan Financial Group Co., Ltd. 30,033 1,279
4,143
Spain - 2.2%
Amadeus IT Group SA Class A 27,551 1,988
Banco Bilbao Vizcaya Argentaria SA 9,306 101
Banco Santander SA 20,378 104
CaixaBank SA 234,663 1,399
Cellnex Telecom SA(Þ) 17,817 722
Iberdrola SA 7,370 114
Industria de Diseno Textil SA 62,235 3,683
Repsol SA 6,089 81
8,192
Sweden - 1.9%
Assa Abloy AB Class B 24,329 819
Atlas Copco AB Class A 11,526 223
Atlas Copco AB Class B 55,713 954
Boliden AB 2,012 68
Epiroc AB Class A 5,150 111
Equities AB 2,882 99
Essity Aktiebolag Class B 26,634 831
Hexagon AB Class B 107,855 1,164
Investor AB Class B 4,112 127
Sandvik AB 58,311 1,303
Skandinaviska Enskilda Banken AB
Class A 10,055 154
SKF AB Class B 27,647 550
Svenska Handelsbanken AB Class A 8,008 82
Telefonaktiebolaget LM Ericsson Class
B 73,315 554
Volvo AB Class B 3,393 90
7,129
Switzerland - 4.1%
ABB, Ltd. 5,756 333
Adecco Group AG 11,291 384
Barry Callebaut AG 32 59
DSM- Firmenich AG 760 105
EMS- Chemie Holding AG 139 117
Galderma Group AG(Æ) 5,055 470
Geberit AG 180 117
Givaudan SA 37 203
Julius Baer Group, Ltd. 18,724 1,128
Logitech International SA 962 86
Novartis AG 27,252 3,137
Partners Group Holding AG 552 830
Schindler Holding AG 1,710 499
SGS SA 6,736 752
Sika AG 257 85
Swatch Group AG (The) Class B 2,539 545
Swiss Life Holding AG 117 98
Swisscom AG 1,235 807
UBS Group AG 130,006 4,014
Zurich Insurance Group AG 1,918 1,157
14,926
Taiwan - 2.4%
Catcher Technology Co., Ltd. 19,513 146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
E Ink Holdings, Inc. 62,000 577
Hon Hai Precision Industry Co., Ltd. 52,000 311
Taiwan Semiconductor Manufacturing
Co., Ltd. 110,000 3,358
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 25,789 4,479
8,871
Thailand - 0.2%
Kasikornbank PCL 166,100 775
United Kingdom - 9.2%
3i Group PLC 7,817 346
Associated British Foods PLC 2,723 85
AstraZeneca PLC 12,582 1,960
Auto Trader Group PLC(Þ) 10,287 118
Aviva PLC 14,055 91
Babcock International Group PLC 26,823 170
BAE Systems PLC 12,460 206
Barclays PLC 265,013 798
Barratt Developments PLC 36,562 235
Berkeley Group Holdings PLC 729 46
British American Tobacco PLC 37,572 1,370
British Land Co. PLC (The)(ö) 34,967 204
BT Group PLC 286,844 568
Burberry Group PLC 28,319 266
CK Hutchison Holdings, Ltd. Class B 87,313 496
Compass Group PLC 57,956 1,857
Diageo PLC 29,214 1,019
easyJet PLC 68,500 477
HSBC Holdings PLC 187,472 1,681
Imperial Tobacco Group PLC 2,349 68
Intermediate Capital Group PLC 26,492 792
Intertek Group PLC 37,351 2,582
J Sainsbury PLC 274,201 1,085
Kingfisher PLC 110,109 475
Land Securities Group PLC(ö) 30,109 263
Lloyds Banking Group PLC 115,627 91
London Stock Exchange Group PLC 17,917 2,450
NatWest Group PLC 226,411 1,046
Next PLC 766 100
Pearson PLC 7,718 105
Reckitt Benckiser Group PLC 37,062 2,270
RELX PLC 46,232 2,184
Rolls-Royce Holdings PLC(Æ) 15,751 111
Sage Group PLC (The) 9,700 133
Standard Chartered PLC 178,769 1,901
Tate & Lyle PLC 29,942 273
Tesco PLC 272,490 1,306
Travis Perkins PLC 26,830 333
Unilever PLC 23,484 1,521
Wausau Paper Corp. 63,834 653
Weir Group PLC (The) 48,843 1,416
Wise PLC Class A(Æ) 59,427 536
33,687
United States - 12.2%
Accenture PLC Class A 6,583 2,327
Alcon, Inc. 6,067 607
Allegion PLC 21,109 3,076
Amdocs, Ltd. 16,401 1,435

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aon PLC Class A 3,629 1,256
BP PLC 187,758 990
CSL, Ltd. 835 166
Experian PLC 3,487 184
GSK Finance No. 3 PLC 119,429 2,429
Haleon PLC 677,351 3,542
Holcim AG 15,022 1,469
Linde PLC 8,122 3,873
Medtronic PLC 10,240 922
Nestle SA 44,745 4,509
Roche Holding AG 9,870 3,159
Sanofi SA 26,850 3,093
Schlumberger NV 38,163 1,601
Schneider Electric SE 18,106 4,790
Shell PLC 108,193 3,541
Spotify Technology SA(Æ) 2,856 1,053
Stellantis NV 11,632 161
Tenaris SA 17,067 271
44,454
Total Common Stocks
(cost $294,048) 345,014
Preferred Stocks - 0.9%
Brazil - 0.1%
Raizen SA
5.193% (Ÿ) 385,686 219
Germany - 0.3%
Henkel AG & Co. KGaA
2.176% (Ÿ) 5,981 562
Volkswagen AG
9.763% (Ÿ) 7,078 749
1,311
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.164% (Ÿ) 47,656 1,863
Total Preferred Stocks
(cost $3,876) 3,393
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 10,073,792 (∞) 10,075
Total Short-Term Investments
(cost $10,073) 10,075
Total Investments - 98.0%
(identified cost $307,997) 358,482
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 2.0%
7,372
Net Assets - 100.0%
365,854

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.6%
ABN AMRO Bank NV 10/03/19 EUR 36,355 17 .33 630
657
Adyen NV 04/19/22 EUR 176 1,538 .11 271
276
Amundi SA 02/21/19 EUR 14,487 64 .26 931
1,082
Auto Trader Group PLC 08/04/23 GBP 10,287 8 .08 83
118
Axis Bank, Ltd. 04/12/24 7,964 66 .41 529
580
Cellnex Telecom SA 11/11/20 EUR 17,817 52 .64 938
722
Covestro AG 10/04/19 EUR 11,587 55 .63 644
722
Euronext NV 07/26/24 EUR 3,259 100 .64 328
354
Larsen & Toubro, Ltd. 02/23/24 17,257 41 .50 716
767
Poste Italiane SpA 06/07/24 EUR 4,258 13 .82 59
60
WH Group, Ltd. 06/26/19 HKD 556,000 0 .76 425 440
5,778
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 7 EUR 535 10/24
12
DAX Index Futures 1 EUR 488 12/24
16
EURO STOXX 50 Index Futures 5 EUR 251 12/24
8
FTSE/MIB Index Futures 1 EUR 170 12/24
2
IBEX 35 Index Futures 2 EUR 238 10/24
4
OMXS30 Index Futures 4 SEK 1,050 10/24
2
S&P/TSX 60 Index Futures 62 CAD 17,911 12/24
220
SPI 200 Index Futures 78 AUD 16,197 12/24
158
TOPIX Index Futures 47 JPY 1,244,325 12/24 299
Short Positions
FTSE 100 Index Futures 5 GBP 414 12/24
5
Hang Seng Index Futures 24 HKD 25,534 10/24
(309)
MSCI Emerging Markets Index Futures 239 USD 14,014 12/24
(870)
MSCI Singapore Index Futures 77 SGD 2,644 10/24
(9)
S&P 500 E-Mini Index Futures 21 USD 6,105 12/24 (125)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (587)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 389 EUR 348 10/01/24 (2)
Bank of America EUR 1,000 USD 1,116 12/18/24 —
Bank of America GBP 800 USD 1,057 12/18/24 (13)
Bank of America HKD 6,765 USD 870 10/02/24 —
Bank of America HKD 3,862 USD 497 10/03/24 —
Bank of New York USD 2,540 AUD 3,818 12/18/24 101
Bank of New York USD 2,463 CAD 3,342 12/18/24 14

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 4,079 JPY 572,107 12/18/24 (57)
Bank of New York USD 756 SEK 7,818 12/18/24 17
Bank of New York EUR 1,596 USD 1,766 12/18/24 (17)
Citigroup USD 2,542 AUD 3,818 12/18/24 99
Citigroup USD 2,463 CAD 3,342 12/18/24 13
Citigroup USD 4,077 JPY 572,107 12/18/24 (56)
Citigroup USD 756 SEK 7,818 12/18/24 17
Citigroup EUR 1,596 USD 1,766 12/18/24 (16)
Citigroup HKD 1,315 USD 169 12/18/24 —
HSBC USD 2,542 AUD 3,818 12/18/24 100
HSBC USD 2,465 CAD 3,342 12/18/24 12
HSBC USD 4,082 JPY 572,107 12/18/24 (61)
HSBC USD 756 SEK 7,818 12/18/24 16
HSBC EUR 1,596 USD 1,766 12/18/24 (16)
Royal Bank of Canada USD 2,543 AUD 3,818 12/18/24 99
Royal Bank of Canada USD 2,465 CAD 3,342 12/18/24 11
Royal Bank of Canada USD 4,072 JPY 572,107 12/18/24 (51)
Royal Bank of Canada USD 756 SEK 7,818 12/18/24 17
Royal Bank of Canada EUR 1,596 USD 1,765 12/18/24 (17)
Royal Bank of Canada HKD 1,315 USD 169 12/18/24 —
State Street USD 2,621 DKK 17,660 12/18/24 27
State Street CHF 990 USD 1,177 12/18/24 (2)
State Street GBP 25 USD 33 12/18/24 (1)
State Street NOK 4,050 USD 373 12/18/24 (10)
State Street NZD 220 USD 135 12/18/24 (5)
Toronto Dominion Bank USD 2,539 AUD 3,818 12/18/24 102
Toronto Dominion Bank USD 2,463 CAD 3,342 12/18/24 14
Toronto Dominion Bank USD 4,085 JPY 572,107 12/18/24 (64)
Toronto Dominion Bank USD 755 SEK 7,818 12/18/24 18
Toronto Dominion Bank EUR 1,596 USD 1,765 12/18/24 (17)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 272
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 8,429 $ —
$ —
$ 8,429
Austria — 2,831 —
—
2,831
Belgium — 852 —
—
852
Brazil 3,665 — —
—
3,665
Burkina Faso 198 — —
—
198
Canada 16,297 — —
—
16,297
Chile — 97 —
—
97

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
China — 9,867 —
—
9,867
Denmark — 8,391 —
—
8,391
Finland — 3,686 —
—
3,686
France — 29,925 —
—
29,925
Germany — 24,606 —
—
24,606
Hong Kong — 7,132 —
—
7,132
Hungary — 303 —
—
303
India 3,491 1,347 —
—
4,838
Indonesia — 465 —
—
465
Ireland — 3,471 —
—
3,471
Israel 198 95 —
—
293
Italy 773 8,817 —
—
9,590
Japan — 59,812 —
—
59,812
Jordan — 194 —
—
194
Luxembourg — 1,455 —
—
1,455
Macao — 1,591 —
—
1,591
Mexico — 218 —
—
218
Netherlands 163 17,096 —
—
17,259
New Zealand — 177 —
—
177
Norway — 2,695 —
—
2,695
Portugal — 81 —
—
81
Russia — — —
—
—
Singapore 98 3,449 —
—
3,547
South Africa — 872 —
—
872
South Korea 521 3,622 —
—
4,143
Spain — 8,192 —
—
8,192
Sweden — 7,129 —
—
7,129
Switzerland — 14,926 —
—
14,926
Taiwan 4,479 4,392 —
—
8,871
Thailand — 775 —
—
775
United Kingdom — 33,687 —
—
33,687
United States 15,542 28,912 —
—
44,454
Preferred Stocks 219 3,174 — — 3,393
Warrants and Rights — — — — —
Short-Term Investments — — — 10,075 10,075
Total Investments 45,644 302,763 — 10,075 358,482
Other Financial Instruments
Assets
Futures Contracts 726 — — — 726
Foreign Currency Exchange Contracts 1 676 — — 677

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (1,313) — — — (1,313)
Foreign Currency Exchange Contracts (2) (403) — — (405)
Total Other Financial Instruments
*
$ (588) $ 273 $ — $ — $ (315)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
52,779
Consumer Staples ...............................................................................
24,425
Energy ................................................................................................
17,365
Financial Services ..............................................................................
86,449
Health Care ........................................................................................
34,940
Materials and Processing ...................................................................
31,084
Producer Durables ..............................................................................
44,003
Technology .........................................................................................
43,701
Utilities ...............................................................................................
10,268
Preferred Stocks
Consumer Discretionary ....................................................................
749
Consumer Staples ...............................................................................
562
Technology .........................................................................................
1,863
Utilities ...............................................................................................
219
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
10,075
Total Investments ............................................................................... 358,482
Transactions (amounts in thousands) during the period ended September 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,253 $ 70,178 $ 73,359 $ 1 $ 2 $ 10,075 $ 453 $ —
U.S. Cash Collateral Fund 721 20,705 21,426 — — — 51 —
$ 13,974 $ 90,883 $ 94,785 $ 1 $ 2 $ 10,075 $ 504 $ —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 80.1%
Asset-Backed Securities - 4.4%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 240 239
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class A2
5.190% due 07/21/31 (Þ) 1,310 1,329
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,128 1,157
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,616 3,617
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 999 1,000
CCG Receivables Trust 2024-1
Series 2024-1 Class A2
4.990% due 03/15/32 (Þ) 690 697
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,279 1,292
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 460 446
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,467 1,393
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 1,676 1,739
FIGRE Trust
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 2,161 2,213
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,230 1,235
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 425 410
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 1,500 1,545
JPMorgan Mortgage Trust
Series 2024-HE3 Class A1
6.413% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,250 1,250
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 1,716 1,767
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 660 679
LCM XXIII, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 103 103
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,959 3,964
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 4,885 4,896
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,160 1,188
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 2,193 2,088
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 238 233
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,220 1,233
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,199 1,205
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 799 822
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 875 847
Verdant Receivables LLC
Series 2023-1A Class A2
6.240% due 01/13/31 (Þ) 968 985
39,572
Corporate Bonds and Notes - 22.9%
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 393 387
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 1,007 942
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 161
3.500% due 03/15/29 (Þ) 50 47
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 788 833
Altria Group, Inc.
5.375% due 01/31/44 643 648
Amcor PLC
Series WI
3.625% due 04/28/26 724 714
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 511 486
American International Group, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 1,610 1,617
American Tower Trust #1
5.490% due 03/15/28 (Þ) 5,247 5,349
American Tower Trust #1 Pass-Through
Certificates
3.652% due 03/23/28 (Þ) 903 877
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 1,019 972
AT&T, Inc.
3.850% due 06/01/60 552 418
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 1,006
AutoZone, Inc.
4.500% due 02/01/28 1,755 1,770
Avnet, Inc.
6.250% due 03/15/28 1,459 1,533
Banc of California
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 271 248
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 581 554
Bath & Body Works, Inc.
6.950% due 03/01/33 300 302
Bayer US Finance II LLC
6.650% due 02/15/28 (Þ) 1,134 1,195
Belo Corp.
7.750% due 06/01/27 340 356
Berry Global, Inc.
Series WI
1.570% due 01/15/26 819 788
Brandywine Operating Partnership, LP
3.950% due 11/15/27 722 689
8.300% due 03/15/28 221 238
4.550% due 10/01/29 166 156
Bristol-Myers Squibb Co.
Series WI
3.900% due 02/20/28 380 378
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
3.500% due 01/15/28 641 626
Buckeye Partners, LP
3.950% due 12/01/26 637 618
4.125% due 12/01/27 548 528
5.850% due 11/15/43 250 224
Campbell Soup Co.
4.150% due 03/15/28 1,688 1,688
Cardinal Health, Inc.
4.900% due 09/15/45 275 257
Carlisle Cos., Inc.
3.750% due 12/01/27 923 908
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,856 1,792
CF Industries, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 12/01/26 (Þ) 1,324 1,323
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
3.750% due 02/15/28 1,215 1,166
6.484% due 10/23/45 579 558
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 866 881
Choice Hotels International, Inc.
3.700% due 12/01/29 816 773
Citigroup, Inc.
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 1,325 1,293
Clorox Co. (The)
3.900% due 05/15/28 1,774 1,757
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/43 (Þ) 241 268
Comerica, Inc.
3.800% due 07/22/26 633 622
Conagra Brands, Inc.
1.375% due 11/01/27 971 889
Concentrix Corp.
6.600% due 08/02/28 1,574 1,641
Constellation Brands, Inc.
3.600% due 02/15/28 1,714 1,675
Constellation Energy Generation LLC
5.600% due 03/01/28 927 968
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,028
Crane NXT Co.
4.200% due 03/15/48 265 178
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 562 591
Darden Restaurants, Inc.
3.850% due 05/01/27 1,579 1,561
DCP Midstream Operating, LP
5.600% due 04/01/44 395 393
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 918 916
DPL, Inc.
Series AI
4.350% due 04/15/29 360 343
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 527 595
DTE Energy Co.
4.875% due 06/01/28 1,661 1,696
Duke Energy Corp.
3.300% due 06/15/41 384 303
3.750% due 09/01/46 791 627
Edison International
5.750% due 06/15/27 462 477
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 587
Energy Transfer Operating, LP

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 04/15/27 664 662
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,388 1,368
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 825 787
EPR Properties Co.
4.500% due 06/01/27 729 719
EQM Midstream Partners, LP
4.125% due 12/01/26 700 690
Series 10Y
5.500% due 07/15/28 606 615
Series 30Y
6.500% due 07/15/48 281 291
Equifax, Inc.
5.100% due 06/01/28 1,712 1,753
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 852
FactSet Research Systems, Inc.
2.900% due 03/01/27 1,651 1,597
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 1,600 1,591
Fifth Third Bancorp
Series BKNT
3.850% due 03/15/26 898 889
Fluor Corp.
4.250% due 09/15/28 730 718
Fox Corp.
Series WI
5.476% due 01/25/39 926 935
Frontier Communications Corp.
Series E
6.860% due 02/01/28 384 401
Series G
6.730% due 02/15/28 255 263
FS KKR Capital Corp.
3.400% due 01/15/26 921 898
Gartner, Inc.
4.500% due 07/01/28 (Þ) 842 834
General Motors Financial Co., Inc.
5.800% due 06/23/28 1,693 1,757
Genworth Holdings, Inc.
6.500% due 06/15/34 299 300
Global Marine, Inc.
7.000% due 06/01/28 173 164
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,530 1,537
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 860 838
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,686 1,659
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 932
H.B. Fuller Co.
4.000% due 02/15/27 104 102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 1,037 1,081
Hasbro, Inc.
3.550% due 11/19/26 1,420 1,392
Hercules Capital, Inc.
3.375% due 01/20/27 966 920
Hexcel Corp.
3.950% due 02/15/27 1,519 1,491
Highwoods Properties, Inc.
4.125% due 03/15/28 1,706 1,656
Howmet Aerospace, Inc.
5.900% due 02/01/27 938 973
Hudson Pacific Properties, LP
3.950% due 11/01/27 318 288
5.950% due 02/15/28 160 146
4.650% due 04/01/29 417 346
3.250% due 01/15/30 174 132
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,578 1,536
Huntington National Bank (The)
4.552% due 05/17/28 (SOFR +
1.650%)(Ê) 1,259 1,260
International Flavors & Fragrances, Inc.
3.468% due 12/01/50 (Þ) 1,032 733
ITC, Ltd.
Series WI
3.350% due 11/15/27 1,786 1,740
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 1,146 1,119
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 841
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 713 682
5.125% due 02/01/28 1,107 1,122
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,410 1,345
Series 2019
2.750% due 05/15/32 1,771 1,577
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 1,683 1,596
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 1,704 1,725
KeyCorp
2.250% due 04/06/27 940 890
Kohl's Corp.
4.625% due 05/01/31 571 481
5.550% due 07/17/45 210 145
Las Vegas Sands Corp.
3.900% due 08/08/29 2,030 1,935
LKQ Corp.
Series WI
5.750% due 06/15/28 1,692 1,756

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lowe's Cos., Inc.
6.875% due 02/15/28 1,574 1,703
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 1,462 1,398
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 156 131
5.125% due 01/15/42 234 180
4.300% due 02/15/43 135 94
Main Street Capital Corp.
3.000% due 07/14/26 346 332
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 1,355 1,354
Marriott International, Inc.
Series X
4.000% due 04/15/28 1,766 1,747
Mattel, Inc.
3.375% due 04/01/26 (Þ) 1,533 1,499
McDonald's Corp.
4.700% due 12/09/35 716 724
Mercury General Corp.
4.400% due 03/15/27 1,536 1,520
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 539 544
Microsoft Corp.
3.700% due 08/08/46 1,695 1,503
Molson Coors Beverage Co.
4.200% due 07/15/46 784 678
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 592 581
Morgan Stanley
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 954 914
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,096 1,088
MPLX, LP
4.000% due 03/15/28 1,299 1,282
Murphy Oil Corp.
7.050% due 05/01/29 145 155
5.875% due 12/01/42 163 148
Navient Corp.
Series MTN
5.625% due 08/01/33 451 400
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 1,133 1,102
Newell Brands, Inc.
5.375% due 04/01/36 306 292
5.500% due 04/01/46 466 417
NextEra Energy Capital Holdings, Inc.
4.900% due 02/28/28 756 772
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 932
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 653
NiSource, Inc.
5.250% due 03/30/28 1,631 1,680
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordstrom, Inc.
5.000% due 01/15/44 1,090 843
Series WI
4.250% due 08/01/31 334 295
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,943 1,821
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 1,510 1,413
Occidental Petroleum Corp.
7.875% due 09/15/31 978 1,135
Oceaneering International, Inc.
6.000% due 02/01/28 194 195
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 250 252
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 300 299
Series WI
4.500% due 04/01/27 779 775
ONEOK, Inc.
4.550% due 07/15/28 1,831 1,840
Oracle Corp.
4.300% due 07/08/34 648 627
O'Reilly Automotive, Inc.
4.350% due 06/01/28 1,752 1,756
Owl Rock Capital Corp.
4.250% due 01/15/26 920 909
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 950 917
Pactiv LLC
7.950% due 12/15/25 341 352
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 620 625
PepsiCo, Inc.
2.625% due 10/21/41 455 340
Philip Morris International, Inc.
6.375% due 05/16/38 664 758
Piedmont Operating Partnership, LP
9.250% due 07/20/28 691 773
Prospect Capital Corp.
3.706% due 01/22/26 1,694 1,642
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,023 1,007
Public Service Enterprise Group, Inc.
5.850% due 11/15/27 1,609 1,685
QVC, Inc.
5.950% due 03/15/43 196 119
Radian Group, Inc.
4.875% due 03/15/27 676 678
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 406 366
4.625% due 04/06/31 (Þ) 262 228
Series REGS
4.625% due 04/16/29 (Þ) 279 252
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 503 481

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 05/15/30 (Þ) 173 163
7.500% due 07/15/38 (Þ) 171 178
6.875% due 04/15/40 (Þ) 327 319
Roper Technologies, Inc.
4.200% due 09/15/28 1,745 1,744
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 467 501
3.700% due 03/15/28 380 367
RPM International, Inc.
3.750% due 03/15/27 909 896
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 1,485 1,495
Safeway, Inc.
7.250% due 02/01/31 200 206
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 683 648
Seagate HDD Cayman
4.875% due 06/01/27 559 558
4.091% due 06/01/29 411 395
4.125% due 01/15/31 261 241
5.750% due 12/01/34 207 209
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 349 380
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 908
Senior Housing Properties Trust
4.750% due 02/15/28 377 341
Service Properties Trust
5.250% due 02/15/26 808 794
4.750% due 10/01/26 183 176
4.950% due 02/15/27 150 142
3.950% due 01/15/28 162 140
4.950% due 10/01/29 319 254
4.375% due 02/15/30 300 227
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 1,605 1,532
Skyworks Solutions, Inc.
1.800% due 06/01/26 1,750 1,673
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 759 747
Southern California Edison Co.
4.000% due 04/01/47 1,107 926
Southern Co. (The)
5.113% due 08/01/27 1,259 1,288
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 451 437
Steelcase, Inc.
5.125% due 01/18/29 363 357
Synchrony Financial
5.625% due 08/23/27 909 925
3.950% due 12/01/27 987 958
Synovus Financial Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 02/15/28 1,648 1,657
Tapestry, Inc.
7.350% due 11/27/28 1,661 1,745
Teledyne Technologies, Inc.
2.250% due 04/01/28 1,791 1,671
Tenet Healthcare Corp.
6.875% due 11/15/31 310 339
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 729
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 827
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 920 952
Time Warner Cable LLC
5.500% due 09/01/41 1,116 969
T-Mobile USA, Inc.
Series WI
3.750% due 04/15/27 931 920
2.550% due 02/15/31 784 699
Toledo Hospital (The)
4.982% due 11/15/45 125 99
6.015% due 11/15/48 359 334
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,767 1,758
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 367 364
Transocean, Inc.
7.500% due 04/15/31 222 204
6.800% due 03/15/38 618 506
Travel + Leisure Co.
5.750% due 04/01/27 686 695
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,110 1,139
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 582 588
Tyson Foods, Inc.
3.550% due 06/02/27 992 973
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,328 1,395
Series AA
4.150% due 08/25/31 487 468
2.700% due 05/01/32 549 490
United Rentals NA, Inc.
3.875% due 11/15/27 366 357
United States Steel Corp.
6.650% due 06/01/37 371 381
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 281 228
Verizon Communications, Inc.
2.100% due 03/22/28 2,046 1,909
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 283 282
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,564 1,531
Vornado Realty, LP

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 06/01/31 315 271
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 857
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30 402 326
4.500% due 11/18/34 184 143
4.800% due 11/18/44 356 267
4.650% due 06/01/46 296 200
4.100% due 04/15/50 467 307
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 624 510
Wells Fargo & Co.
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 978 959
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 420 387
Western Digital Corp.
4.750% due 02/15/26 361 359
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 796 806
Series WI
3.450% due 11/15/26 963 946
Xcel Energy, Inc.
1.750% due 03/15/27 1,116 1,051
Xerox Corp.
4.800% due 03/01/35 509 345
XPO CNW, Inc.
6.700% due 05/01/34 294 312
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,361 1,395
Yum! Brands, Inc.
5.350% due 11/01/43 235 232
Zions Bancorp NA
3.250% due 10/29/29 953 850
205,537
International Debt - 11.9%
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/47 (Þ) 779 732
ACWA Power Management and
Investments One, Ltd.
5.950% due 12/15/39 (Þ) 249 251
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 1,630 1,627
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 818 739
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,623 1,588
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,231 2,230
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/11/27 (Þ) 1,717 1,682
Banco Santander SA
5.588% due 08/08/28 1,838 1,915
Bank of Nova Scotia (The)
4.500% due 12/16/25 957 955
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 684
Barclays PLC
5.200% due 05/12/26 768 773
4.836% due 05/09/28 295 295
Bellemeade Re, Ltd.
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,373
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 1,426 1,431
BNP Paribas SA
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 744 713
4.625% due 03/13/27 (Þ) 847 845
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 691
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 722
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 1,520 1,476
Cencosud SA
4.375% due 07/17/27 (Þ) 1,651 1,634
CI Financial Corp.
3.200% due 12/17/30 1,052 892
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,659 1,597
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 1,480 1,434
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 272
Deutsche Telekom International Finance
BV
4.375% due 06/21/28 (Þ) 1,901 1,905
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 1,060 1,089
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 277 278
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,042
Series 2021-2 Class M2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.299% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,713
El Puerto de Liverpool SAB de CV
3.875% due 10/06/26 (Þ) 1,721 1,702
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 1,415 1,453
Emera US Finance, LP
Series WI
3.550% due 06/15/26 1,335 1,310
Enbridge, Inc.
5.700% due 03/08/33 550 580
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 438
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 625 624
Enel Finance America LLC
7.100% due 10/14/27 (Þ) 779 836
Eni USA, Inc.
7.300% due 11/15/27 1,300 1,411
Eurosail PLC
Series 2006-2A Class B1B
5.009% due 12/15/44 (USD 3 Month
LIBOR + 0.240%)(Ê)(Þ) 452 450
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,170
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,417 1,379
Fresenius Medical Care AG & Co.
KGaA
1.875% due 12/01/26 (Þ) 1,184 1,114
Gerdau SA
4.875% due 10/24/27 (Þ) 835 838
Good Energy Group PLC
Series 2023-1A Class A
5.900% due 01/17/61 (Þ) 2 2
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 1,207 1,204
HSBC Holdings PLC
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 970 926
7.625% due 05/17/32 669 762
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,410 1,383
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 856
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,490 1,395
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,767 1,650
Juniper Valley Park CLO, Ltd.
Series 2024-1A Class AR
6.532% due 07/20/36 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 4,320 4,324
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KBC Groep NV
5.796% due 01/19/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 534 554
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 1,631 1,660
Lloyds Banking Group PLC
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 248 242
LSEGA Financing PLC
2.000% due 04/06/28 (Þ) 1,903 1,761
Madison Park Funding XVII, Ltd.
Series 2021-17A Class AR2
3.732% due 07/21/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 1,681 1,682
Magnetite XXIX, Ltd.
Series 2024-29A Class AR
6.592% due 07/15/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 820 822
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 1,613 1,590
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 239 263
Methanex Corp.
5.250% due 12/15/29 147 145
5.650% due 12/01/44 151 137
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 1,680 1,651
Nokia OYJ
4.375% due 06/12/27 1,523 1,514
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 117 117
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 156 156
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,491
Octagon Investment Partners 30, Ltd.
Series 2021-1A Class A1R
6.586% due 03/17/30 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 822 823
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 341
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 257 245
Prosus NV
4.850% due 07/06/27 (Þ) 1,675 1,674
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 444 447

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-1 Class M1A
7.767% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 1,285 1,295
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 619
Renesas Electronics Corp.
2.170% due 11/25/26 (Þ) 913 869
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 815 799
Sigma Finance Netherlands BV
4.875% due 03/27/28 (Þ) 1,684 1,686
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 1,581 1,518
Societe Generale SA
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 678 650
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 1,595 1,520
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 1,496 1,434
7.014% due 07/29/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 195 210
Suncor Energy, Inc.
7.150% due 02/01/32 769 868
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 687 677
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 1,309 1,333
Telecom Italia Capital SA
7.200% due 07/18/36 341 356
7.721% due 06/04/38 614 655
Tesco PLC
6.150% due 11/15/37 (Þ) 623 649
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,786 1,788
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 1,538 1,510
TransAlta Corp.
6.500% due 03/15/40 333 352
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 417
UBS Group AG
1.364% due 01/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê)(Þ) 984 942
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,053 1,007
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 246 248
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 98 105
UPM- Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 749
Var Energi ASA
7.500% due 01/15/28 (Þ) 840 898
8.000% due 11/15/32 (Þ) 268 310
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,607 1,694
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 1,007 969
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 819 780
Yara International ASA
4.750% due 06/01/28 (Þ) 1,696 1,690
106,297
Mortgage-Backed Securities - 27.6%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 216 132
Barclays PLC
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 611 598
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,654 2,619
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 5,702 5,610
Series 2024-MDHS Class A
6.991% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,893 2,896
Series 2024-MDHS Class B
7.191% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,750 1,746
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 977
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,795
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 3,244 2,612
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,347
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 781

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 206 188
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 750
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 2,547 2,528
Fannie Mae
2.600% due 2031 375 343
6.000% due 2032 6 7
5.000% due 2033 2 2
5.500% due 2034 6 6
4.500% due 2035 138 139
5.500% due 2037 43 44
5.500% due 2038 175 183
6.000% due 2039 16 17
4.000% due 2040 114 113
5.500% due 2040 209 219
6.000% due 2040 47 50
4.000% due 2041 169 167
6.000% due 2041 74 80
3.500% due 2043 392 373
4.000% due 2044 388 383
3.500% due 2045 457 434
3.000% due 2046 67 62
3.500% due 2046 97 92
4.000% due 2046 453 443
4.500% due 2046 164 165
3.000% due 2047 271 249
3.500% due 2047 210 200
4.000% due 2047 38 37
4.500% due 2048 539 539
5.000% due 2048 106 107
3.000% due 2049 3,073 2,785
4.000% due 2049 520 507
5.000% due 2049 237 241
2.500% due 2050 5,848 5,063
3.000% due 2050 5,912 5,365
2.000% due 2051 11,262 9,358
2.500% due 2051 460 402
4.000% due 2052 4,892 4,702
4.500% due 2053 6,916 6,803
5.000% due 2053 2,947 2,949
5.500% due 2053 4,395 4,453
30 Year TBA(Ï)
5.000% 1,999 1,997
5.500% 21,850 22,107
6.000% 24,599 25,140
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 2 2
Series 2004-W5 Class A1
6.000% due 02/25/47 84 89
Series 2005-24 Class ZE
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/25/35 67 68
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,133 2,171
Freddie Mac
5.500% due 2038 131 138
6.000% due 2038 37 40
5.000% due 2040 66 68
4.000% due 2041 479 476
4.500% due 2041 68 68
5.500% due 2041 79 83
3.500% due 2043 256 246
4.000% due 2044 173 170
3.500% due 2045 365 348
4.000% due 2045 176 172
3.000% due 2046 1,270 1,168
4.000% due 2046 85 83
3.000% due 2047 451 416
3.000% due 2048 69 63
4.000% due 2048 494 483
4.500% due 2048 126 126
3.000% due 2049 158 144
2.500% due 2050 1,430 1,258
3.000% due 2050 2,395 2,175
2.000% due 2051 1,904 1,584
2.500% due 2051 67 59
4.000% due 2052 5,909 5,680
4.500% due 2052 6,861 6,751
5.500% due 2053 4,596 4,653
6.000% due 2054 4,236 4,330
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 23 24
Series 2006-R007 Class ZA
6.000% due 05/15/36 80 83
Series 2010-3632 Class PK
5.000% due 02/15/40 31 32
Series 2010-3653 Class B
4.500% due 04/15/30 55 55
Series 2012-4010 Class KM
3.000% due 01/15/42 28 27
Ginnie Mae II
2.500% due 2052 6,255 5,500
6.500% due 2054 4,968 5,086
30 Year TBA(Ï)
5.000% 4,000 4,007
5.500% 8,760 8,844
6.000% 15,000 15,250
6.500% 13,700 14,012
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 1,899 1,884
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 189
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 74 69

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 124 108
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,117 2,898
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,676 2,483
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 692 622
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,612 2,323
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,197 1,065
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,592 2,301
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,243 1,139
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,427 1,438
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 827 832
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 774 776
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 4,196 4,178
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,140
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 77
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 13
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 288 289
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 464 463
Series 2021-7 Class A1
1.867% due 08/25/26 (~)(Ê)(Þ) 523 521
Series 2021-9 Class A1
2.363% due 10/25/26 (~)(Ê)(Þ) 457 457
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 2,642 2,655
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 766 778
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,637 1,657
Saluda Grade Alternative Mortgage
Trust
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,522 2,578
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 57 54
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,721 1,597
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 1,936 1,962
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,268 1,299
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 328 282
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 838 742
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 82 79
246,885
Non-US Bonds - 6.3%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 3,500 3,452
Colombian TES
Series B
13.250% due 02/09/33 COP 10,885,000 3,064
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê)(Þ) GBP 390 520
Eurosail -UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 390 517
Hellenic Republic International
Government Bond
4.125% due 06/15/54 (Þ) EUR 1,092 1,255
Japan 30 Year Government International
Bond
Series 81
1.600% due 12/20/53 JPY 465,100 2,896
Japan 40 Year Government International
Bond
Series 17
2.200% due 03/20/64 JPY 109,200 732
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 191,200 8,953
8.500% due 03/01/29 MXN 60,930 3,018
Mexico Government International Bond
2.250% due 08/12/36 EUR 243 212
4.000% due 03/15/15 EUR 1,011 833
Norway Government International
Bond
Series 487
3.625% due 04/13/34 (Þ) NOK 17,392 1,687
Parkmore Point RMBS PLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,600 2,146
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 4,044 4,167
Series 14-2
7.470% due 11/12/26 MXN 29,460 1,380
7.470% due 12/11/26 MXN 45,470 2,130
Republic of South Africa Government
International Bond
Series 2048
8.750% due 02/28/48 ZAR 25,397 1,230
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 263 344
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 317 414
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 559 733
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 1,100 1,282
5.625% due 02/22/36 (Þ) EUR 708 784
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 1,893
5.000% due 09/27/26 (Þ) EUR 1,268 1,452
2.500% due 02/08/30 (Þ) EUR 80 80
1.750% due 07/13/30 (Þ) EUR 1,601 1,517
2.124% due 07/16/31 (Þ) EUR 1,424 1,327
3.750% due 02/07/34 (Þ) EUR 2,270 2,228
3.875% due 10/29/35 (Þ) EUR 166 159
2.625% due 12/02/40 (Þ) EUR 1,845 1,371
2.875% due 04/13/42 (Þ) EUR 1,166 872
4.625% due 04/03/49 (Þ) EUR 424 397
3.375% due 01/28/50 (Þ) EUR 772 585
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.302% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 658
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 1,628 2,204
56,492
United States Government Treasuries - 7.0%
United States Treasury Inflation Indexed
Bonds
2.125% due 04/15/29 18,774 19,302
United States Treasury Notes
2.250% due 03/31/26 2,237 2,188
1.625% due 05/15/26 1,918 1,855
1.500% due 08/15/26 2,677 2,572
1.625% due 09/30/26 2,330 2,240
4.625% due 11/15/26 1,190 1,214
2.375% due 05/15/27 1,490 1,445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.375% due 07/31/27 1,597 1,460
0.500% due 08/31/27 1,215 1,112
0.750% due 01/31/28 1,272 1,160
2.750% due 02/15/28 2,074 2,019
2.875% due 05/15/28 1,298 1,267
3.125% due 11/15/28 163 160
5.250% due 11/15/28 1,538 1,635
4.125% due 03/31/29 1,670 1,708
2.375% due 05/15/29 1,950 1,851
4.000% due 10/31/29 1,071 1,091
1.750% due 11/15/29 691 633
0.625% due 08/15/30 2,294 1,933
0.875% due 11/15/30 1,017 866
1.125% due 02/15/31 760 654
1.250% due 08/15/31 925 790
1.875% due 02/15/32 797 704
2.750% due 08/15/32 1,815 1,696
3.375% due 05/15/33 444 432
3.875% due 08/15/33 300 302
4.500% due 11/15/33 1,385 1,463
4.000% due 02/15/34 350 356
4.500% due 02/15/36 385 412
1.375% due 11/15/40 631 428
3.125% due 11/15/41 490 433
2.750% due 11/15/42 780 640
3.125% due 02/15/43 538 466
2.875% due 05/15/43 764 634
2.875% due 08/15/45 779 633
3.000% due 05/15/47 848 694
2.750% due 11/15/47 133 104
3.000% due 02/15/48 472 384
3.125% due 05/15/48 593 493
3.375% due 11/15/48 549 476
2.875% due 05/15/49 183 144
1.250% due 05/15/50 429 230
2.375% due 05/15/51 925 653
2.000% due 08/15/51 581 374
1.875% due 11/15/51 568 354
4.000% due 11/15/52 445 433
4.250% due 02/15/54 415 423
4.625% due 05/15/54 460 499
63,015
Total Long-Term Investments
(cost $727,733) 717,798
Short-Term Investments - 27.7%
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 800 787
Agence Francaise de Developpement
EPIC
Series EMTN
6.075% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 1,200 1,201
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 950
Inter-American Development Bank
Series GMTN

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.405% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,230
Qwest Corp.
7.250% due 09/15/25 509 507
U.S. Cash Management Fund(@) 151,877,046
(∞)
151,892
United States Treasury Bills
3.227% due 10/03/24 (ž) 30,734 30,726
4.650% due 10/17/24 (ž) 6,638 6,624
4.543% due 10/24/24 (ž) 2,750 2,742
4.738% due 10/31/24 (ž) 27,090 26,984
4.971% due 11/05/24 (ç)(ž) 2,731 2,718
4.778% due 11/12/24 (ž) 19,384 19,278
United States Treasury Notes
0.375% due 04/30/25 505 494
2.125% due 05/15/25 1,868 1,843
Total Short-Term Investments
(cost $247,977) 247,976
Total Investments - 107.8%
(identified cost $975,710) 965,774
Other Assets and Liabilities,
Net - (7.8)%
(70,104)
Net Assets - 100.0%
895,670

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
27.7%
Abu Dhabi Crude Oil Pipeline LLC 07/12/24 779,000 90.05 701
732
ACWA Power Management and Investments One, Ltd. 01/11/24 249,243 97.08 242
251
AES Panama Generation Holdings SRL 08/03/23 818,431 88.48 724
739
Africa Finance Corp. 11/02/21 393,000 101.65 399
387
Africa Finance Corp. 09/13/22 800,000 98.65 789
787
Agence Francaise de Developpement EPIC 09/13/22 1,200,000 100.10 1,201
1,201
Aircastle , Ltd. 08/03/22 1,007,000 89.21 898
942
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 97.52 156
161
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 50,000 93.15 47
47
Alimentation Couche-Tard, Inc. 09/19/17 1,623,000 95.29 1,547
1,588
American Tower Trust #1 06/21/23 5,247,000 101.13 5,306
5,349
American Tower Trust #1 Pass-Through Certificates 05/08/24 903,000 93.99 849
877
Andorra Government International Bond 04/28/21 EUR 3,500,000 115.75 4,051
3,452
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 240,425 100.00 240
239
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,230,552 100.00 2,231
2,230
Ares Management Corp. 08/08/24 1,019,000 94.51 963
972
AXIS Equipment Finance Receivables XIV LLC 07/18/24 1,310,000 99.99 1,310
1,329
AXIS Equipment Finance Receivables XIV LLC 07/23/24 1,128,000 100.15 1,130
1,157
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 08/08/24 1,717,000 97.25 1,670
1,682
Barclays PLC 03/26/24 610,728 97.02 592
598
Bayer US Finance II LLC 03/06/24 1,134,000 102.38 1,161
1,195
BDS, Ltd. 04/04/22 3,615,544 100.00 3,616
3,617
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,373
Bellemeade Re, Ltd. 10/18/23 1,426,000 100.00 1,426
1,431
BNP Paribas SA 06/10/20 847,000 103.53 877
845
BNP Paribas SA 04/25/24 744,000 93.81 698
713
Business Jet Securities LLC 09/06/24 999,000 100.00 999
1,000
BX Commercial Mortgage Trust 12/02/21 2,653,553 99.88 2,650
2,619
BX Trust 01/24/24 5,702,000 99.76 5,688
5,610
BX Trust 05/02/24 2,892,733 99.75 2,886
2,896
BX Trust 05/02/24 1,750,018 99.75 1,746
1,746
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.10 988
977
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.67 3,411
2,795
CAMB Commercial Mortgage Trust 09/24/24 3,244,000 81.13 2,632
2,612
Carnival Corp. 09/16/24 1,856,000 96.27 1,787
1,792
CCG Receivables Trust 2024-1 08/06/24 690,000 99.99 690
697
Cencosud SA 09/12/23 1,651,000 94.66 1,563
1,634
CF Industries, Inc. 12/07/23 1,324,000 97.92 1,296
1,323
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,406
1,347
CLI Funding IX LLC 07/24/24 1,279,417 100.50 1,286
1,292
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.52 240
268
CPPIB Capital, Inc. 09/14/22 950,000 100.00 950
950
Credit Agricole SA 03/06/24 1,659,000 93.31 1,548
1,597
DBGS Mortgage Trust 04/03/19 985,000 101.02 995
781
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 918,000 96.59 887
916
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 206,219 100.40 207
188
Deutsche Telekom International Finance BV 09/16/24 1,901,000 100.67 1,914
1,905
DK Trust 03/01/24 751,000 100.00 751
750
DLLAA LLC 07/25/23 1,676,000 100.00 1,676
1,739
Dresdner Funding Trust I 04/29/24 527,000 106.37 561
595
Eagle RE, Ltd. 10/29/21 277,249 100.00 277
278
Eagle RE, Ltd. 04/13/23 2,000,957 101.87 2,038
2,042
Eagle RE, Ltd. 11/15/23 1,060,000 103.73 1,099
1,089
Eagle RE, Ltd. 01/11/24 1,650,000 103.77 1,712
1,713
El Puerto de Liverpool SAB de CV 08/08/24 1,721,000 97.47 1,677
1,702
Element Fleet Management Corp. 08/07/23 1,415,000 100.32 1,420
1,453
ELP Commercial Mortgage Trust 11/01/21 2,547,035 98.45 2,508
2,528
EMF-UK PLC 06/24/22 GBP 390,277 121.03 472
520
Enel Finance America LLC 08/07/23 779,000 103.87 809
836
Entegris Escrow Corp. 07/02/24 1,388,000 97.16 1,349
1,368
Eurosail PLC 02/27/23 451,726 97.83 442
450
Eurosail -UK PLC 01/21/21 GBP 389,634 135.71 529
517
Ferguson Finance PLC 05/06/24 1,600,000 97.26 1,556
1,591
FIGRE Trust 03/19/24 2,132,562 100.03 2,133
2,171
FIGRE Trust 07/19/24 2,161,275 101.28 2,189
2,213
FIGRE Trust 09/09/24 1,230,000 100.00 1,230
1,235
Fresenius Medical Care AG & Co. KGaA 02/06/23 1,184,000 92.04 1,090
1,114
Gartner, Inc. 12/07/23 842,000 95.44 804
834

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Gerdau SA 08/08/24 835,000 99.28 829
838
Good Energy Group PLC 08/14/24 2,033 100.57 2
2
GS Mortgage Securities Trust 08/04/23 1,899,000 96.03 1,824
1,884
Harley-Davidson Financial Services, Inc. 04/25/24 1,037,000 100.80 1,045
1,081
Hellenic Republic International Government Bond 04/24/24 EUR 1,092,000 104.82 1,145
1,255
HGI CRE CLO, Ltd. 09/17/21 1,207,311 100.00 1,207
1,204
HMH Trust 06/09/17 1,170,000 99.97 1,170
189
Imperial Brands Finance PLC 08/07/23 1,410,000 96.39 1,359
1,383
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 94.60 844
856
InRetail Consumer 02/06/24 1,490,000 91.64 1,365
1,395
International Flavors & Fragrances, Inc. 10/03/23 1,032,000 56.65 585
733
Jackson National Life Global Funding 12/11/23 1,146,000 95.28 1,092
1,119
JDE Peet's NV 09/12/23 1,767,000 90.69 1,603
1,650
JPMorgan Mortgage Trust 06/05/20 74,411 102.81 76
69
JPMorgan Mortgage Trust 03/30/21 123,651 101.95 126
108
JPMorgan Mortgage Trust 04/26/21 3,117,016 102.09 3,182
2,898
JPMorgan Mortgage Trust 06/24/21 2,675,555 102.36 2,739
2,483
JPMorgan Mortgage Trust 01/26/22 2,612,284 99.15 2,590
2,323
JPMorgan Mortgage Trust 02/24/22 1,197,051 97.64 1,169
1,065
JPMorgan Mortgage Trust 03/23/22 2,591,650 96.28 2,495
2,301
JPMorgan Mortgage Trust 04/27/22 1,243,254 95.82 1,191
1,139
JPMorgan Mortgage Trust 04/20/23 692,320 88.72 614
622
JPMorgan Mortgage Trust 09/27/23 1,426,574 100.00 1,427
1,438
JPMorgan Mortgage Trust 02/27/24 827,002 100.00 827
832
JPMorgan Mortgage Trust 05/29/24 774,260 100.00 774
776
JPMorgan Mortgage Trust 09/27/24 1,250,000 100.00 1,250
1,250
Juniper Valley Park CLO, Ltd. 06/28/24 4,320,000 100.00 4,320
4,324
KBC Groep NV 02/06/24 534,000 101.15 540
554
Kubota Credit Owner Trust 02/14/24 1,716,000 99.98 1,716
1,767
Kubota Credit Owner Trust 06/18/24 660,000 99.99 660
679
LCM XXIII, Ltd. 01/29/20 103,272 100.00 103
103
LG Energy Solution, Ltd. 08/08/24 1,631,000 101.25 1,651
1,660
LPL Holdings, Inc. 08/08/24 1,462,000 94.33 1,379
1,398
LSEGA Financing PLC 09/16/24 1,903,000 93.05 1,771
1,761
Madison Park Funding XVII, Ltd. 06/20/24 1,681,302 100.12 1,683
1,682
Magnetite XXIX, Ltd. 09/17/24 820,000 100.21 822
822
Marks & Spencer PLC 09/16/24 239,000 110.29 264
263
Mattel, Inc. 08/07/23 1,533,000 95.95 1,471
1,499
MF1 LLC 05/13/22 3,959,188 99.14 3,925
3,964
MF1 LLC 09/29/23 4,885,000 99.53 4,862
4,896
MHC Commercial Mortgage Trust 04/06/21 4,196,061 99.26 4,165
4,178
MISC Capital Two Labuan, Ltd. 09/12/23 1,680,000 95.96 1,612
1,651
MMAF Equipment Finance LLC 01/17/24 1,160,000 99.99 1,160
1,188
Monongahela Power Co. 01/11/24 592,000 96.35 570
581
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.23 13
13
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.88 77
77
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.79 1,467
1,140
New York State Electric & Gas Corp. 10/16/23 1,133,000 94.41 1,070
1,102
NGPL PipeCo LLC 09/26/19 553,000 124.37 688
653
Norway Government International Bond 02/06/24 NOK 17,392,000 9.33 1,623
1,687
NRG Energy, Inc. 03/06/24 1,943,000 91.27 1,773
1,821
Oaktown Re VI, Ltd. 04/14/21 116,679 100.00 117
117
Oaktown Re VII, Ltd. 10/15/21 156,207 100.00 156
156
Oaktown Re, Ltd. 09/28/21 1,475,000 101.50 1,497
1,491
Octagon Investment Partners 30, Ltd. 06/07/24 822,100 100.12 823
823
Ohio National Financial Services, Inc. 09/16/24 250,000 101.14 253
252
Open Text Corp. 08/07/23 323,000 101.23 327
341
Parkmore Point RMBS PLC 02/07/23 GBP 1,599,511 118.45 1,895
2,146
Pennsylvania Electric Co. 08/07/23 620,000 99.31 616
625
Petroleos Mexicanos 04/02/24 EUR 4,044,000 94.87 3,837
4,167
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 257,000 95.63 246
245
Preston Ridge Partners Mortgage LLC 12/01/20 287,914 100.00 288
289
Preston Ridge Partners Mortgage LLC 04/28/21 464,462 100.00 464
463
Preston Ridge Partners Mortgage LLC 05/18/23 522,951 96.15 503
521
Preston Ridge Partners Mortgage LLC 05/24/23 456,700 96.32 440
457
Preston Ridge Partners Mortgage LLC 02/23/24 2,641,990 100.00 2,642
2,655
Prosus NV 07/12/24 1,675,000 98.09 1,643
1,674
Radnor RE, Ltd. 07/27/23 1,285,000 100.00 1,285
1,295

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Radnor RE, Ltd. 11/28/23 444,087 100.73 447
447
RCKT Mortgage Trust 09/13/23 766,115 99.98 766
778
RCKT Mortgage Trust 02/15/24 1,219,562 99.99 1,219
1,233
RCKT Mortgage Trust 03/19/24 1,637,339 99.99 1,637
1,657
RCKT Mortgage Trust 08/14/24 1,198,810 100.00 1,199
1,205
Reliance Industries, Ltd. 02/06/24 633,000 95.96 607
619
Renesas Electronics Corp. 12/11/23 913,000 92.67 846
869
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 406,000 88.57 359
366
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 279,000 88.79 248
252
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/16/24 262,000 86.43 226
228
RMAC Securities No. 1 PLC 04/15/21 GBP 316,911 133.70 424
414
RMAC Securities No. 1 PLC 04/15/21 GBP 559,107 133.77 748
733
RMAC Securities No. 1 PLC 04/15/21 GBP 262,665 134.60 354
344
Rockies Express Pipeline LLC 04/29/24 173,000 90.90 157
163
Rockies Express Pipeline LLC 04/29/24 503,000 93.13 468
481
Rockies Express Pipeline LLC 04/29/24 327,000 96.63 316
319
Rockies Express Pipeline LLC 09/17/24 171,000 105.02 180
178
Rogers Communications, Inc. 08/06/24 815,000 98.04 799
799
Romania Government International Bond 02/23/21 EUR 1,845,000 103.99 1,919
1,371
Romania Government International Bond 07/08/21 EUR 1,166,000 117.60 1,371
872
Romania Government International Bond 02/24/22 EUR 1,424,000 85.82 1,222
1,327
Romania Government International Bond 02/24/22 EUR 424,000 99.60 422
397
Romania Government International Bond 03/01/22 EUR 166,000 104.89 174
159
Romania Government International Bond 07/20/22 EUR 80,000 85.61 68
80
Romania Government International Bond 09/21/22 EUR 1,718,000 96.31 1,655
1,893
Romania Government International Bond 09/11/23 EUR 1,100,000 107.44 1,182
1,282
Romania Government International Bond 09/12/23 EUR 772,000 65.68 507
585
Romania Government International Bond 09/12/23 EUR 1,601,000 85.18 1,364
1,517
Romania Government International Bond 02/15/24 EUR 708,000 106.75 756
784
Romania Government International Bond 02/27/24 EUR 1,268,000 110.77 1,404
1,452
Romania Government International Bond 04/19/24 EUR 2,270,000 93.80 2,129
2,228
Saluda Grade Alternative Mortgage Trust 02/07/24 798,984 102.09 816
822
Saluda Grade Alternative Mortgage Trust 04/05/24 2,522,056 100.00 2,522
2,578
Sealed Air Corp. 04/29/24 349,000 101.01 353
380
Sequoia Mortgage Trust 10/21/16 57,353 102.49 59
54
Sequoia Mortgage Trust 05/06/21 1,720,723 102.50 1,764
1,597
Sigma Finance Netherlands BV 08/08/24 1,684,000 99.13 1,669
1,686
SK Hynix, Inc. 01/11/24 1,581,000 94.90 1,500
1,518
Smithfield Foods, Inc. 05/06/24 759,000 96.50 732
747
Societe Generale SA 08/03/23 678,000 92.91 630
650
Sodexo, Inc. 09/12/23 1,595,000 94.04 1,500
1,520
Standard Chartered PLC 08/03/23 1,496,000 92.89 1,390
1,434
Standard Chartered PLC 04/30/24 195,000 101.16 197
210
SURA Asset Management SA 11/06/23 687,000 93.32 641
677
Suzano Austria GmbH 01/11/24 1,309,000 100.49 1,315
1,333
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
658
Tesco PLC 09/03/20 623,000 125.33 781
649
Texas Eastern Transmission, LP 07/06/22 854,000 96.93 828
827
Textainer Marine Containers VII, Ltd. 08/06/24 1,785,600 100.00 1,786
1,788
Topaz Solar Farms LLC 04/29/24 367,386 99.05 364
364
Towd Point Mortgage Trust 08/17/20 875,003 101.67 890
847
Towd Point Mortgage Trust 07/21/23 1,936,306 99.84 1,933
1,962
Towd Point Mortgage Trust 10/19/23 1,268,053 99.99 1,268
1,299
UBS Group AG 05/10/23 984,000 92.63 911
942
UniCredit SpA 09/12/23 1,053,000 91.35 962
1,007
UniCredit SpA 04/29/24 98,000 101.03 99
105
UniCredit SpA 07/02/24 246,000 101.01 248
248
UPM- Kymmene OYJ 11/21/22 699,000 104.02 727
749
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 1,628,000 127.07 2,069
2,204
Var Energi ASA 02/06/23 840,000 103.52 870
898
Var Energi ASA 08/03/23 268,000 106.14 284
310
Verdant Receivables LLC 08/10/23 967,952 100.00 968
985
VICI Properties, Inc. 09/12/23 283,000 96.18 272
282
Vistra Operations Co. LLC 08/07/23 1,564,000 94.83 1,483
1,531
Weir Group PLC (The) 01/11/24 1,007,000 95.09 957
969
Wells Fargo Mortgage Backed Securities Trust 04/23/21 838,308 102.23 857
742
WinWater Mortgage Loan Trust 03/29/17 81,515 102.00 83
79
Wipro IT Services LLC 08/03/23 819,000 93.52 766
780

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
XPO, Inc. 12/19/23 1,361,000 100.91 1,373
1,395
Yara International ASA 08/08/24 1,696,000 98.61 1,672 1,690
248,198
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 62 CAD 7,750 12/24
23
Long Gilt Futures 166 GBP 16,339 12/24
(38)
United States 2 Year Treasury Note Futures 1,555 USD 323,817 12/24
815
United States 5 Year Treasury Note Futures 672 USD 73,841 12/24
45
United States 10 Year Treasury Note Futures 749 USD 85,597 12/24
56
United States 10 Year Treasury Ultra Bond Futures 875 USD 103,510 12/24
27
United States Treasury Long Bond Futures 822 USD 102,082 12/24
(798)
United States Treasury Ultra Bond Futures 400 USD 53,237 12/24 (593)
Short Positions
Euro- Bobl Futures 35 EUR 4,202 06/24
(44)
Euro-Bund Futures 209 EUR 28,198 06/24
(357)
Euro- Buxl Futures 4 EUR 545 06/24
(15)
Euro-OAT Futures 48 EUR 6,088 06/24
(64)
Euro-Schatz Futures 12 EUR 1,286 06/24
(8)
Japanese 10 Year Government Bond Futures 50 JPY 7,232,500 12/24
(139)
Japanese 10 Year Mini Government Bond Futures 5 JPY 72,305 12/24
(1)
Long Gilt Futures 6 GBP 590 12/24
3
Three Month SOFR Futures 338 USD 81,086 03/25
(490)
United States 2 Year Treasury Note Futures 206 USD 42,898 12/24
(116)
United States 5 Year Treasury Note Futures 98 USD 10,768 12/24
67
United States 10 Year Treasury Note Futures 2 USD 229 12/24
(1)
United States 10 Year Treasury Ultra Bond Futures 329 USD 38,920 12/24
89
United States Treasury Ultra Bond Futures 42 USD 5,590 12/24 90
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,449)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 190 EUR 171 10/18/24 —
Bank of America USD 2,598 JPY 376,258 10/15/24 24
Bank of America EUR 171 USD 186 10/18/24 (4)
Bank of America GBP 5,803 USD 7,380 11/12/24 (378)
Bank of New York USD 2,224 NZD 3,587 10/15/24 55
BNP Paribas USD 1,740 TRY 68,558 11/08/24 189
Citigroup USD 1,670 AUD 2,540 10/17/24 87
Citigroup USD 69 BRL 389 11/04/24 2
Citigroup USD 242 BRL 1,326 11/04/24 —
Citigroup USD 347 BRL 1,902 11/04/24 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,090 BRL 5,949 11/04/24 (2)
Citigroup USD 3,513 BRL 20,016 11/04/24 148
Citigroup USD 64 CAD 86 10/17/24 —
Citigroup USD 246 CAD 334 10/17/24 1
Citigroup USD 48 CLP 45,803 10/17/24 3
Citigroup USD 48 CLP 45,764 10/17/24 3
Citigroup USD 50 CLP 46,161 10/17/24 2
Citigroup USD 50 CLP 45,874 10/17/24 1
Citigroup USD 66 CLP 62,555 10/17/24 4
Citigroup USD 148 CLP 140,776 10/17/24 8
Citigroup USD 149 CLP 139,012 10/17/24 5
Citigroup USD 160 CLP 144,242 10/17/24 —
Citigroup USD 211 CLP 190,362 10/17/24 1
Citigroup USD 236 CLP 223,423 10/17/24 12
Citigroup USD 249 CLP 232,284 10/17/24 9
Citigroup USD 264 CLP 237,834 10/17/24 1
Citigroup USD 269 CLP 255,524 10/17/24 15
Citigroup USD 394 CLP 372,801 10/17/24 21
Citigroup USD 518 CLP 486,797 10/17/24 23
Citigroup USD 521 CLP 487,942 10/17/24 22
Citigroup USD 527 CLP 475,458 10/17/24 1
Citigroup USD 527 CLP 476,723 10/17/24 3
Citigroup USD 81 COP 340,330 10/17/24 (1)
Citigroup USD 81 COP 338,269 10/17/24 (1)
Citigroup USD 163 COP 686,167 10/17/24 —
Citigroup USD 244 COP 1,023,801 10/17/24 (1)
Citigroup USD 291 COP 1,240,723 10/17/24 3
Citigroup USD 342 COP 1,460,404 10/17/24 5
Citigroup USD 797 COP 3,400,116 10/17/24 10
Citigroup USD 110 EUR 100 10/17/24 2
Citigroup USD 141 EUR 130 10/17/24 3
Citigroup USD 313 EUR 287 10/17/24 7
Citigroup USD 1,790 EUR 1,650 10/17/24 48
Citigroup USD 2,520 EUR 2,269 10/17/24 8
Citigroup USD 2,615 EUR 2,400 10/17/24 58
Citigroup USD 153 GBP 120 10/17/24 7
Citigroup USD 399 GBP 305 10/17/24 9
Citigroup USD 834 IDR 13,647,067 10/17/24 64
Citigroup USD 240 JPY 38,287 10/17/24 27
Citigroup USD 332 JPY 47,293 10/17/24 (2)
Citigroup USD 702 JPY 100,789 10/17/24 1
Citigroup USD 3,070 JPY 488,808 10/17/24 338
Citigroup USD 216 JPY 34,181 10/18/24 23
Citigroup USD 605 KRW 796,420 10/17/24 (1)
Citigroup USD 915 KRW 1,234,351 10/17/24 22
Citigroup USD 1,085 KRW 1,433,111 10/17/24 2
Citigroup USD 1,595 KRW 2,156,033 10/17/24 41

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 100 MXN 1,804 10/17/24 (9)
Citigroup USD 255 MXN 4,985 10/17/24 (3)
Citigroup USD 397 MXN 7,935 10/17/24 5
Citigroup USD 710 MXN 13,852 10/17/24 (8)
Citigroup USD 715 MXN 13,946 10/17/24 (8)
Citigroup USD 763 MXN 14,924 10/17/24 (7)
Citigroup USD 907 MXN 17,694 10/17/24 (10)
Citigroup USD 1,455 MXN 28,002 10/17/24 (36)
Citigroup USD 1,778 MXN 34,693 10/17/24 (19)
Citigroup USD 2,587 MXN 47,479 10/17/24 (181)
Citigroup USD 4,480 MXN 80,631 10/17/24 (394)
Citigroup USD 3,098 NZD 5,200 10/17/24 205
Citigroup USD 770 THB 27,266 10/17/24 78
Citigroup USD 900 THB 31,888 10/17/24 92
Citigroup USD 628 TRY 23,370 11/12/24 27
Citigroup USD 867 TRY 33,899 11/12/24 82
Citigroup USD 4 ZAR 79 10/17/24 —
Citigroup USD 129 ZAR 2,393 10/17/24 10
Citigroup USD 134 ZAR 2,445 10/17/24 8
Citigroup USD 282 ZAR 5,243 10/17/24 21
Citigroup USD 532 ZAR 9,419 10/17/24 12
Citigroup USD 532 ZAR 9,427 10/17/24 13
Citigroup USD 566 ZAR 10,005 10/17/24 13
Citigroup USD 722 ZAR 13,309 10/17/24 47
Citigroup USD 1,124 ZAR 20,250 10/17/24 46
Citigroup AUD 2,541 USD 1,660 10/17/24 (97)
Citigroup CLP 178,210 USD 195 10/17/24 (3)
Citigroup CLP 222,742 USD 241 10/17/24 (6)
Citigroup CLP 252,938 USD 277 10/17/24 (5)
Citigroup CLP 267,487 USD 290 10/17/24 (8)
Citigroup CLP 356,226 USD 389 10/17/24 (7)
Citigroup CLP 356,487 USD 389 10/17/24 (7)
Citigroup CLP 473,573 USD 514 10/17/24 (13)
Citigroup CLP 482,912 USD 525 10/17/24 (12)
Citigroup COP 218,147 USD 54 10/17/24 2
Citigroup COP 228,296 USD 57 10/17/24 2
Citigroup COP 228,484 USD 57 10/17/24 2
Citigroup COP 241,975 USD 59 10/17/24 1
Citigroup COP 437,276 USD 108 10/17/24 4
Citigroup COP 535,584 USD 132 10/17/24 5
Citigroup COP 1,618,096 USD 401 10/17/24 17
Citigroup COP 1,758,503 USD 433 10/17/24 15
Citigroup COP 3,420,501 USD 849 10/17/24 37
Citigroup COP 10,795,938 USD 2,551 01/15/25 19
Citigroup EUR 1,540 NOK 18,393 10/17/24 28
Citigroup EUR 108 USD 118 10/17/24 (3)
Citigroup EUR 163 USD 182 10/17/24 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 168 USD 182 10/17/24 (6)
Citigroup EUR 200 USD 217 10/17/24 (5)
Citigroup EUR 371 USD 413 10/17/24 —
Citigroup EUR 450 USD 489 10/17/24 (12)
Citigroup EUR 754 USD 840 10/17/24 —
Citigroup EUR 895 USD 998 10/17/24 1
Citigroup EUR 1,136 USD 1,267 10/17/24 1
Citigroup EUR 1,200 USD 1,305 10/17/24 (32)
Citigroup EUR 23,496 USD 25,541 10/17/24 (630)
Citigroup GBP 389 USD 499 10/17/24 (22)
Citigroup HUF 65,876 EUR 166 10/17/24 —
Citigroup HUF 66,680 EUR 168 10/17/24 —
Citigroup HUF 66,725 EUR 168 10/17/24 —
Citigroup HUF 66,764 EUR 168 10/17/24 —
Citigroup HUF 66,886 EUR 168 10/17/24 —
Citigroup HUF 266,321 EUR 672 10/17/24 3
Citigroup IDR 1,337,499 USD 82 10/17/24 (6)
Citigroup IDR 1,566,216 USD 96 10/17/24 (7)
Citigroup IDR 1,822,634 USD 112 10/17/24 (8)
Citigroup IDR 4,490,960 USD 275 10/17/24 (20)
Citigroup IDR 4,495,338 USD 275 10/17/24 (20)
Citigroup ILS 438 USD 119 01/15/25 1
Citigroup ILS 788 USD 213 01/15/25 1
Citigroup ILS 2,237 USD 606 01/15/25 4
Citigroup ILS 2,781 USD 753 01/15/25 4
Citigroup JPY 18,058 USD 118 10/17/24 (8)
Citigroup JPY 60,289 USD 421 10/17/24 —
Citigroup JPY 105,000 USD 662 10/17/24 (70)
Citigroup JPY 467,686 USD 2,951 10/17/24 (309)
Citigroup JPY 527,096 USD 3,320 10/17/24 (355)
Citigroup JPY 34,181 USD 244 10/18/24 6
Citigroup KRW 475,680 USD 357 10/17/24 (4)
Citigroup KRW 932,437 USD 700 10/17/24 (7)
Citigroup KRW 1,988,349 USD 1,492 10/17/24 (16)
Citigroup MXN 2,003 USD 100 10/17/24 (1)
Citigroup MXN 6,870 USD 381 10/17/24 32
Citigroup MXN 8,281 USD 459 10/17/24 40
Citigroup MXN 11,467 USD 609 10/17/24 28
Citigroup MXN 11,473 USD 609 10/17/24 28
Citigroup MXN 11,676 USD 646 10/17/24 55
Citigroup MXN 14,336 USD 761 10/17/24 35
Citigroup MXN 16,403 USD 825 10/17/24 (6)
Citigroup MXN 16,950 USD 855 10/17/24 (5)
Citigroup MXN 25,477 USD 1,407 10/17/24 116
Citigroup MXN 32,756 USD 1,820 10/17/24 160
Citigroup MXN 71,063 USD 3,862 10/17/24 261
Citigroup MXN 104,278 USD 5,683 10/17/24 398

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup MXN 111,824 USD 6,116 10/17/24 449
Citigroup MXN 127,799 USD 6,983 10/17/24 506
Citigroup NOK 350 USD 33 10/17/24 —
Citigroup NOK 1,997 USD 185 10/17/24 (4)
Citigroup NOK 16,880 USD 1,602 10/17/24 2
Citigroup NZD 93 USD 58 10/17/24 (2)
Citigroup NZD 234 USD 143 10/17/24 (6)
Citigroup NZD 5,279 USD 3,233 10/17/24 (121)
Citigroup THB 6,739 USD 188 10/17/24 (22)
Citigroup THB 16,314 USD 456 10/17/24 (52)
Citigroup THB 36,734 USD 1,026 10/17/24 (117)
Citigroup TRY 26,159 USD 703 11/08/24 (33)
Citigroup TRY 42,433 USD 1,133 11/08/24 (61)
Citigroup TRY 14,640 USD 394 11/12/24 (16)
Citigroup TRY 16,345 USD 436 11/12/24 (22)
Citigroup TRY 26,283 USD 707 11/12/24 (29)
Citigroup ZAR 1,553 USD 85 10/17/24 (5)
Citigroup ZAR 3,625 USD 205 10/17/24 (4)
Citigroup ZAR 4,801 USD 266 10/17/24 (11)
Citigroup ZAR 6,144 USD 340 10/17/24 (15)
Citigroup ZAR 8,018 USD 430 10/17/24 (33)
Citigroup ZAR 9,434 USD 523 10/17/24 (22)
Citigroup ZAR 9,920 USD 550 10/17/24 (23)
Citigroup ZAR 49,896 USD 2,711 10/17/24 (174)
Goldman Sachs USD 548 BRL 3,024 10/02/24 7
Goldman Sachs USD 555 BRL 3,024 10/02/24 —
Goldman Sachs BRL 3,024 USD 547 10/02/24 (8)
Goldman Sachs BRL 3,024 USD 555 10/02/24 —
HSBC AUD 6,595 USD 4,448 10/15/24 (112)
JPMorgan Chase USD 161 MXN 2,942 10/18/24 (12)
JPMorgan Chase USD 4,410 NOK 46,879 10/15/24 33
JPMorgan Chase MXN 2,942 USD 152 10/18/24 3
Morgan Stanley USD 141 IDR 2,169,764 10/18/24 2
Morgan Stanley IDR 2,169,764 USD 133 10/18/24 (9)
Royal Bank of Canada USD 5,536 EUR 5,005 10/15/24 39
State Street USD 41 AUD 59 10/15/24 —
State Street USD 2,591 COP 10,795,938 10/01/24 (24)
State Street USD 15 EUR 13 10/15/24 —
State Street USD 5,546 GBP 4,223 10/15/24 100
State Street USD 29 GBP 22 11/12/24 1
State Street USD 10 JPY 1,488 10/15/24 —
State Street USD 27 NOK 284 10/15/24 —
State Street USD 2 SEK 24 10/15/24 —
State Street CHF 59 USD 70 10/15/24 —
State Street GBP 9 USD 12 10/01/24 —
State Street GBP 31 USD 42 10/15/24 —
State Street NZD 28 USD 18 10/15/24 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS CHF 5,653 USD 6,660 10/15/24 (29)
Westpac SEK 22,763 USD 2,221 10/15/24 (21)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 663
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup CNY 50,828 1.685%
(2)
CEFTS China 7
Day Interbank Repo
Fixing Rate
(2)
11/29/25
— 6 6
Citigroup CNY 123,646 1.693%
(2)
CEFTS China 7
Day Interbank Repo
Fixing Rate
(2)
11/29/25
— 16 16
Citigroup BRL 39,742 11.605%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/26
— (50) (50)
Citigroup JPY 3,850,000 TONAR
(4)
0.287%
(4)
03/18/26
— 25 25
Citigroup USD 10,000 4.884%
(4)
SOFR
(4)
04/19/26
— 172 172
Citigroup USD 18,500 4.667%
(4)
SOFR
(4)
06/07/26
— 299 299
Citigroup ZAR 90,000 3 Month JIBAR
(2)
7.062%
(2)
12/18/26
— (2) (2)
Citigroup BRL 8,210 11.873%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (11) (11)
Citigroup BRL 8,349 11.160%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (36) (36)
Citigroup BRL 9,809 9.805%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (104) (104)
Citigroup BRL 9,929 10.198%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (85) (85)
Citigroup BRL 19,168 10.705%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (117) (117)
Citigroup SEK 29,800 3 Month STIBOR
(4)
3.570%
(2)
10/19/28
— (253) (253)
Citigroup NOK 30,500 4.286%
(3)
6 Month NIBOR
(4)
10/19/28
— 131 131
Citigroup NOK 8,100 3.780%
(3)
6 Month NIBOR
(4)
02/09/29
— 20 20
Citigroup SEK 17,000 3 Month STIBOR
(4)
2.623%
(2)
07/12/29
— (42) (42)
Citigroup NOK 15,692 3.930%
(3)
6 Month NIBOR
(4)
07/15/29
— 22 22
Citigroup USD 1,653
US Consumer Price
Index
(4)
2.258%
(4)
09/19/29
— 6 6
Citigroup USD 7,076
US Consumer Price
Index
(4)
2.252%
(4)
09/19/29
— 30 30
Citigroup USD 4,265
US Consumer Price
Index
(4)
2.275%
(4)
09/20/29
— 13 13
Citigroup USD 5,006
US Consumer Price
Index
(4)
2.294%
(4)
09/23/29
— 12 12
Citigroup USD 5,940 SOFR
(4)
3.206%
(4)
09/23/29
— 15 15
Citigroup USD 12,061 SOFR
(4)
3.213%
(4)
09/23/29
— 26 26
Citigroup SEK 19,400 3 Month STIBOR
(4)
2.629%
(2)
02/08/34
— (91) (91)
Citigroup CAD 4,200 CORRA
(3)
3.498%
(3)
03/26/34
— (178) (178)
Citigroup EUR 4,000
European Union CPI
HICP ex Tobacco
NSA
(4)
1.971%
(4)
09/15/34
— (15) (15)
Citigroup EUR 4,000
European Union CPI
HICP ex Tobacco
NSA
(4)
1.930%
(4)
09/15/34
— 2 2
Citigroup EUR 4,500 2.421%
(3)
6 Month EURIBOR
(4)
09/27/34
— 31 31

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 4,500 2.365%
(3)
6 Month EURIBOR
(4)
10/01/34
— 6 6
Citigroup CAD 3,200 CORRA
(3)
3.416%
(3)
03/26/54
— (205) (205)
Citigroup USD 3,400 SOFR
(4)
3.364%
(4)
08/20/54 — (29) (29)
Total Open Interest Rate Swap Contracts (å) — (386) (386)
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
JPMorgan Chase
USD 17,015 plus [USD 3 Month
SOFR]
(2)
CNH 120,232 plus [CNH 1.673%]
(2)
11/29/25
— 4 4
JPMorgan Chase
USD 7,847 plus [USD 3 Month
SOFR]
(2)
CNH 55,314 plus [CNH 1.665%]
(2)
11/29/25
— 2 2
Total Open Currency Swap Contracts (å)
— 6 6
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 39,572 $ —
$ —
$ 39,572
Corporate Bonds and Notes — 205,537 —
—
205,537
International Debt — 106,297 —
—
106,297
Mortgage-Backed Securities — 246,885 —
—
246,885
Non-US Bonds — 56,492 —
—
56,492
United States Government Treasuries — 63,015 —
—
63,015
Short-Term Investments — 96,084 — 151,892 247,976
Total Investments
— 813,882 — 151,892 965,774
Other Financial Instruments
Assets
Futures Contracts 1, 215 — — — 1,2 15
Foreign Currency Exchange Contracts — 4,425 — — 4,425
Interest Rate Swap Contracts — 832 — — 832
Currency Swap Contracts — 6 — — 6
Liabilities
Futures Contracts (2,664) — — — (2,664)
Foreign Currency Exchange Contracts (24) (3,738) — — (3,762)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Interest Rate Swap Contracts — (1,218) — — (1,218)
Total Other Financial Instruments
*
$ (1,473) $ 307 $ — $ — $ (1,166)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,452
Australia .............................................................................................
245
Belgium ..............................................................................................
554
Bermuda .............................................................................................
12,433
Brazil ..................................................................................................
3,861
Canada ................................................................................................
18,423
Cayman Islands ..................................................................................
6,864
Chile ...................................................................................................
3,110
China ..................................................................................................
3,463
Colombia ............................................................................................
3,741
Finland ...............................................................................................
2,264
France .................................................................................................
6,526
Germany .............................................................................................
4,725
Greece ................................................................................................
1,256
India ...................................................................................................
1,399
Ireland ................................................................................................
658
Italy ....................................................................................................
4,617
Japan ..................................................................................................
4,497
Jersey ..................................................................................................
6,530
Malaysia .............................................................................................
1,651
Mexico ...............................................................................................
26,618
Netherlands ........................................................................................
3,277
Norway ...............................................................................................
2,896
Panama ...............................................................................................
739
Peru ....................................................................................................
1,395
Romania .............................................................................................
13,947
Saudi Arabia .......................................................................................
251
South Africa .......................................................................................
1,230
South Korea .......................................................................................
4,348
Spain ..................................................................................................
1,915
Switzerland ........................................................................................
942
United Arab Emirates .........................................................................
732
United Kingdom .................................................................................
16,484

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
800,731
Total Investments ............................................................................... 965,774
Transactions (amounts in thousands) during the period ended September 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 115,224 $ 581,248 $ 544,638 $ 14 $ 44 $ 151,892 $ 4,610 $ —
U.S. Cash Collateral Fund 1,148 5,779 6,927 — — — 36 —
$ 116,372 $ 587,027 $ 551,565 $ 14 $ 44 $ 151,892 $ 4,646 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.0%
Australia - 5.4%
Charter Hall Group(ö) 291,575 3,232
Goodman Group(ö) 1,070,027 27,475
GPT Group (The)(ö) 492,312 1,693
Ingenia Communities Group(ö) 992,402 3,463
Mirvac Group(ö) 2,135,388 3,170
National Storage REIT(ö) 1,475,804 2,601
NEXTDC, Ltd.(Æ) 143,951 1,750
Region RE, Ltd.(ö) 1,106,492 1,751
Scentre Group(ö) 1,955,259 4,950
Stockland(ö) 1,863,758 6,772
56,857
Belgium - 0.8%
Aedifica SA(ö) 62,562 4,382
VGP NV 22,339 2,291
Warehouses De Pauw CVA(ö) 62,935 1,678
8,351
Canada - 2.6%
Boardwalk Real Estate Investment
Trust(ö) 302,977 19,189
Chartwell Retirement Residences 406,137 4,679
InterRent Real Estate Investment
Trust(ö) 303,902 2,854
26,722
China - 0.4%
ESR Group, Ltd.(Þ) 2,928,200 4,688
France - 2.6%
ARGAN SA(ö) 19,335 1,588
Covivio SA(ö) 45,762 2,781
Gecina SA(ö) 25,360 2,921
ICADE(ö) 30,966 916
Klepierre SA(ö) 357,027 11,707
Unibail-Rodamco-Westfield(ö) 84,754 7,421
27,334
Germany - 2.7%
LEG Immobilien SE 39,398 4,109
Sirius Real Estate, Ltd.(ö) 618,821 808
TAG Immobilien AG(Æ) 115,455 2,136
Vonovia SE 568,842 20,731
27,784
Hong Kong - 2.1%
CK Asset Holdings, Ltd. 288,908 1,255
Hongkong Land Holdings, Ltd. 174,200 639
Link REIT(ö) 1,125,243 5,624
Sun Hung Kai Properties, Ltd. 720,052 7,820
Wharf Real Estate Investment Co., Ltd. 1,754,000 6,206
21,544
Japan - 8.4%
Activia Properties, Inc.(ö) 833 1,896
Advance Residence Investment Corp.
(ö) 609 1,426
Daiwa House REIT Investment Corp.(ö) 982 1,610
GLP J-REIT(ö) 4,282 3,956
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Infrastructure Fund
Investment Corp.(ö) 5,391 4,492
Invincible Investment Corp.(ö) 4,730 2,046
Japan Hotel REIT Investment Corp.(ö) 4,103 2,044
Japan Metropolitan Fund Investment
Corp.(ö) 11,143 7,497
Japan Real Estate Investment Corp.(ö) 344 1,368
Keihanshin Building Co., Ltd. 282,600 3,169
Kenedix Office Investment Corp. Class
A(ö) 8,763 9,231
Mitsubishi Estate Co., Ltd. 741,492 11,706
Mitsui Fudosan Co., Ltd. 1,385,133 12,975
Mitsui Fudosan Logistics Park, Inc.(ö) 1,166 3,448
MORI Trust REIT, Inc.(ö) 9,326 4,232
Nippon Accommodations Fund, Inc.(ö) 278 1,236
Nippon Prologis REIT, Inc.(ö) 1,968 3,372
Nomura Real Estate Master Fund, Inc.
(ö) 3,333 3,317
Sumitomo Realty & Development Co.,
Ltd. 253,200 8,510
87,531
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 255,000 1,264
Netherlands - 0.2%
CTP NV(Þ) 104,628 1,911
Singapore - 2.8%
CapitaLand Ascendas REIT(ö) 2,370,500 5,266
CapitaLand Integrated Commercial
Trust Class A(ö) 5,970,800 9,862
Digital Core REIT Management Pte,
Ltd.(ö) 4,599,000 2,825
Frasers Centrepoint Trust(ö) 1,759,200 3,152
Keppel DC REIT(ö) 1,827,800 3,086
Mapletree Industrial Trust(ö) 639,700 1,211
Mapletree Logistics Trust(ö) 703,000 800
Parkway Life Real Estate Investment
Trust(ö) 998,055 3,264
29,466
Spain - 0.6%
Cellnex Telecom SA(Þ) 73,531 2,979
Merlin Properties Socimi SA(ö) 254,755 3,221
6,200
Sweden - 1.8%
Castellum AB(Æ) 357,517 5,243
Catena AB 48,743 2,785
Fabege AB 62,780 622
Fastighets AB Balder Class B(Æ) 1,077,951 9,470
JM AB 50,021 1,001
19,121
Switzerland - 0.3%
PSP Swiss Property AG 21,008 3,076
United Kingdom - 4.9%
Big Yellow Group PLC(ö) 267,012 4,536
British Land Co. PLC (The)(ö) 836,641 4,873

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Derwent London PLC(ö) 57,481 1,846
Grainger PLC 1,521,148 4,995
Land Securities Group PLC(ö) 338,533 2,951
Life Science REIT PLC(ö) 1,261,525 658
LondonMetric Property PLC(ö) 1,875,804 5,146
PRS REIT PLC (The)(ö) 832,870 1,143
Safestore Holdings PLC(ö) 309,601 3,717
Segro PLC(ö) 1,101,292 12,890
Shaftesbury Capital PLC(ö) 886,071 1,748
Tritax EuroBox PLC(Þ) 1,089,673 1,032
UNITE Group PLC (The)(ö) 419,239 5,275
50,810
United States - 61.3%
Agree Realty Corp.(ö) 153,524 11,565
American Healthcare REIT, Inc.(ö) 241,538 6,304
American Homes 4 Rent Class A(ö) 139,705 5,363
Americold Realty Trust, Inc.(ö) 333,027 9,415
AvalonBay Communities, Inc.(ö) 111,221 25,053
Brixmor Property Group, Inc.(ö) 332,319 9,258
Caesars Entertainment, Inc.(Æ) 161,718 6,750
Camden Property Trust(ö) 30,629 3,784
CareTrust REIT, Inc.(ö) 210,009 6,481
Crown Castle, Inc.(ö) 81,598 9,680
CubeSmart(ö) 290,247 15,624
Digital Realty Trust, Inc.(ö) 201,129 32,549
EastGroup Properties, Inc.(ö) 43,159 8,063
Equinix, Inc.(ö) 49,826 44,227
Equity LifeStyle Properties, Inc. Class
A(ö) 161,874 11,548
Essential Properties Realty Trust, Inc.
(ö) 334,930 11,438
Essex Property Trust, Inc.(ö) 65,305 19,292
Extra Space Storage, Inc.(ö) 65,092 11,729
Federal Realty Investment Trust(ö) 97,468 11,206
First Industrial Realty Trust, Inc.(ö) 93,914 5,257
Healthcare Realty Trust, Inc.(ö) 377,108 6,845
Healthpeak Properties, Inc.(ö) 364,159 8,328
Highwoods Properties, Inc.(ö) 98,268 3,293
Host Hotels & Resorts, Inc.(ö) 350,123 6,162
Independence Realty Trust, Inc.(ö) 128,793 2,640
Invitation Homes, Inc.(ö) 517,324 18,241
Iron Mountain, Inc.(ö) 212,387 25,238
Kimco Realty Corp.(ö) 414,049 9,614
Lineage, Inc.(ö) 62,992 4,937
NETSTREIT Corp.(ö) 217,746 3,599
NexPoint Residential Trust, Inc.(ö) 27,385 1,205
Omega Healthcare Investors, Inc.(ö) 111,974 4,557
PACS Group, Inc.(Æ) 39,186 1,566
Prologis, Inc.(ö) 449,594 56,775
Public Storage(ö) 76,901 27,982
Realty Income Corp.(ö) 468,397 29,706
Ryman Hospitality Properties, Inc.(ö) 43,641 4,680
Simon Property Group, Inc.(ö) 227,195 38,401
SL Green Realty Corp.(ö) 140,789 9,800
STAG Industrial, Inc.(ö) 131,477 5,140
Sun Communities, Inc.(ö) 83,965 11,348
UDR, Inc.(ö) 207,844 9,424
Ventas, Inc.(ö) 186,217 11,942
VICI Properties, Inc.(ö) 387,875 12,920
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Welltower, Inc.(ö) 448,560 57,429
Weyerhaeuser Co.(ö) 35,919 1,216
637,574
Total Common Stocks
(cost $755,166) 1,010,233
Short-Term Investments - 2.5%
United States - 2.5%
U.S. Cash Management Fund(@) 25,694,921 (∞) 25,698
Total Short-Term Investments
(cost $25,692) 25,698
Total Investments - 99.5%
(identified cost $780,858) 1,035,931
Other Assets and Liabilities,
Net - 0.5%
4,894
Net Assets - 100.0%
1,040,825

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 59
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
Cellnex Telecom SA 09/25/23 EUR 73,531 35.46 2,608
2,979
CTP NV 04/06/21 EUR 104,628 17.07 1,786
1,911
ESR Group, Ltd. 02/26/24 HKD 2,928,200 1.20 3,502
4,688
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 1,032
10,610
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 702 USD 27,631 12/24 (315)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (315)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 145 JPY 20,751 10/01/24 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 56,857 $ —
$ —
$ 56,857
Belgium — 8,351 —
—
8,351
Canada 26,722 — —
—
26,722
China — 4,688 —
—
4,688
France — 27,334 —
—
27,334
Germany — 27,784 —
—
27,784
Hong Kong — 21,544 —
—
21,544
Japan — 87,531 —
—
87,531
Macao — 1,264 —
—
1,264
Netherlands — 1,911 —
—
1,911
Singapore — 29,466 —
—
29,466
Spain — 6,200 —
—
6,200
Sweden — 19,121 —
—
19,121
Switzerland — 3,076 —
—
3,076
United Kingdom — 50,810 —
—
50,810

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United States 637,574 — —
—
637,574
Short-Term Investments — — — 25,698 25,698
Total Investments 664,296 345,937 — 25,698 1,035,931
Other Financial Instruments
Liabilities
Futures Contracts (315) — — — (315)
Foreign Currency Exchange Contracts (1) — — — (1)
Total Other Financial Instruments
*
$ (316) $ — $ — $ — $ (316)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
85,665
Diversified ..........................................................................................
197,164
Healthcare ..........................................................................................
109,829
Industrial ............................................................................................
161,204
Lodging/Resorts .................................................................................
34,603
Office ..................................................................................................
37,533
Residential ..........................................................................................
179,125
Retail ..................................................................................................
138,922
Self Sto rage ........................................................................................
66,188
Short-Term Investments .....................................................................
25,698
Total Investments ............................................................................... 1,035,931
Transactions (amounts in thousands) during the period ended September 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,981 $ 166,609 $ 173,903 $ 5 $ 6 $ 25,698 $ 992 $ —
U.S. Cash Collateral Fund 9,101 70,493 79,594 — — — 308 —
$ 42,082 $ 237,102 $ 253,497 $ 5 $ 6 $ 25,698 $ 1,300 $ —

Russell Investment Funds
Notes to Schedules of Investments — September 30, 2024 (Unaudited)
Notes to Schedules of Investments 61
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Russell Investment Funds
Notes to Schedules of Investments, continued — September 30, 2024
(Unaudited)
62 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — September 30, 2024 (Unaudited)
Notes to Quarterly Report 63
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees has designated
Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

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64 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2024 (Unaudited)
Notes to Quarterly Report 65
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended September 30, 2024, there were no transfers into or out of Level 3.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2024 (Unaudited)
66 Notes to Quarterly Report
additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, until September 30, 2024, all or a portion of the collateral received from the Investment Company’s securities lending program was invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charged a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM paid certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retained the balance of the management fee. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of
Investments. Effective September 30, 2024, the Funds no longer invest in the U.S. Cash Collateral Fund.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual financial statements and other information or annual shareholder report and prospectus.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495